UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21474
                                                     ---------

               OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JULY 31
                                                 -------

                    Date of reporting period: APRIL 30, 2007
                                              --------------


ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--105.0%
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--91.0%
$      40,000   ABAG Finance Authority for
                NonProfit Corporations (Driftwood
                Family Apartments)                                             5.300%    06/01/2029   06/01/2010 A  $       40,725
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   ABAG Finance Authority for
                NonProfit Corporations
                (Windemere Ranch)                                              6.000     09/01/2024   09/01/2014 A         538,135
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   ABAG Finance Authority for
                NonProfit Corporations COP                                     5.600     11/01/2023   11/01/2007 B          10,011
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   ABAG Finance Authority for
                NonProfit Corporations COP                                     5.750     08/15/2014   08/15/2007 A          20,094
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   ABAG Finance Authority for
                NonProfit Corporations COP                                     5.800     03/01/2023   09/01/2007 A          20,026
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   ABAG Finance Authority for
                NonProfit Corporations COP
                (American Baptist Homes of the
                West)                                                          5.850     10/01/2027   10/01/2009 A         101,548
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   ABAG Finance Authority for
                NonProfit Corporations COP
                (American Baptist Homes of the
                West)                                                          6.100     10/01/2017   10/01/2009 A          66,138
-----------------------------------------------------------------------------------------------------------------------------------
       90,000   ABAG Finance Authority for
                NonProfit Corporations COP (Home
                for Jewish Parents) 1                                          5.625     05/15/2022   05/15/2007 A          91,925
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   ABAG Finance Authority for
                NonProfit Corporations COP (Home
                for Jewish Parents)                                            5.625     05/15/2022   05/15/2007 A          30,632
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   ABAG Finance Authority for
                NonProfit Corporations COP
                (Lytton Gardens)                                               6.000     02/15/2019   02/15/2008 A         255,663
-----------------------------------------------------------------------------------------------------------------------------------
      335,000   ABAG Finance Authority for
                NonProfit Corporations, Series A                               5.769 2   04/20/2019   04/20/2012 A         167,510
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   ABAG Tax Allocation                                            6.500     12/15/2009   12/15/2007 A          30,337
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   ABAG Tax Allocation, Series A 1                                5.800     12/15/2008   06/15/2007 A          55,143
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   ABAG Tax Allocation, Series A 1                                6.000     12/15/2014   06/15/2007 A          55,155
-----------------------------------------------------------------------------------------------------------------------------------
      365,000   Adelanto Improvement Agency,
                Series B                                                       5.500     12/01/2023   06/01/2007 A         365,518
-----------------------------------------------------------------------------------------------------------------------------------
      135,000   Adelanto Public Financing Authority,
                Series B                                                       6.300     09/01/2028   09/01/2007 A         136,107
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Alameda COP 1                                                  5.750     12/01/2021   06/01/2007 A         510,765
-----------------------------------------------------------------------------------------------------------------------------------
       95,000   Alameda County COP 1                                           5.000     06/01/2022   06/01/2008 A          96,999
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   Alameda County COP (Alameda
                County Medical Center) 1                                       5.300     06/01/2026   06/01/2007 A          55,065
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   Anaheim COP (Anaheim Memorial
                Hospital) 1                                                    5.125     05/15/2020   05/15/2007 A          65,079
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Anaheim Public Financing Authority                             5.000     10/01/2023   10/01/2008 A          10,307
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   Anaheim Public Financing Authority                             5.000     09/01/2027   09/01/2007 A           5,066
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Anaheim Public Financing
                Authority 1                                                    5.250     02/01/2018   08/01/2007 A          20,424
-----------------------------------------------------------------------------------------------------------------------------------


             1 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      15,000   Anaheim Public Financing Authority
                (Electric Systems)                                             5.000%    10/01/2025   10/01/2008 A  $       15,461
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Anaheim Public Financing Authority
                RITES 3                                                        9.220 4   12/28/2018   12/01/2007 A       5,362,600
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Apple Valley Improvement Bond
                Act 1915                                                       6.900     09/02/2015   09/02/2007 A          20,797
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Aromas Water District                                          5.600     09/01/2018   09/01/2007 A          15,040
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Atwater Community Facilities
                District                                                       7.875     08/01/2015   08/01/2007 A          25,079
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Atwater Public Financing Authority
                (Sewer & Water)                                                5.500     05/01/2028   05/01/2009 A          20,407
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Atwater Redevel. Agency
                (Downtown Redevel.)                                            5.500     06/01/2019   06/01/2010 A          15,478
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   Atwater Redevel. Agency
                (Downtown Redevel.)                                            5.875     06/01/2022   06/01/2007 A          72,178
-----------------------------------------------------------------------------------------------------------------------------------
    2,455,000   Aztec Shops Auxiliary Organization
                (San Diego State University)                                   6.000     09/01/2031   09/01/2010 A       2,592,406
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Azusa COP 1                                                    5.750     08/01/2020   08/01/2007 A          25,129
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Bakersfield Improvement Bond
                Act 1915                                                       5.600     09/02/2020   09/02/2007 A          41,292
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Bakersfield Improvement Bond
                Act 1915                                                       6.100     09/02/2024   09/02/2007 A          51,824
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Beaumont Financing Authority,
                Series A                                                       5.700     09/01/2035   09/01/2017 A          26,712
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   Beaumont Financing Authority,
                Series A                                                       6.000     09/01/2021   09/01/2015 A          51,030
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Beaumont Financing Authority,
                Series A                                                       6.875     09/01/2027   09/01/2013 A          17,736
-----------------------------------------------------------------------------------------------------------------------------------
      140,000   Beaumont Financing Authority,
                Series A                                                       7.000     09/01/2023   09/01/2007 A         142,092
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   Beaumont Financing Authority,
                Series A                                                       7.375     09/01/2032   09/01/2010 A          67,403
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Beaumont Financing Authority,
                Series B                                                       6.000     09/01/2034   09/01/2015 A          16,164
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Belmont Redevel. Agency (Los
                Costano Community Devel.)                                      5.500     08/01/2016   08/01/2007 A          30,139
-----------------------------------------------------------------------------------------------------------------------------------
      245,000   Berkeley GO                                                    5.625     09/01/2027   09/01/2007 A         246,438
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Berkeley GO                                                    5.650     09/01/2027   09/01/2007 A          10,060
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Blythe Redevel. Agency (Redevel.
                Project No. 1 Tax Allocation)                                  5.750     05/01/2034   05/01/2015 A          53,007
-----------------------------------------------------------------------------------------------------------------------------------
      750,000   Blythe Redevel. Agency (Redevel.
                Project No. 1 Tax Allocation)                                  6.200     05/01/2031   05/01/2011 A         800,768
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Bonita Canyon Public Facilities
                Financing Authority                                            5.375     09/01/2028   09/01/2007 A         100,887
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Brawley Union High School District                             5.000     08/01/2028   08/01/2007 A          25,548
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Brisbane Improvement Bond Act
                1915 (Northeast Ridge)                                         5.875     09/02/2020   09/02/2007 A          30,977
-----------------------------------------------------------------------------------------------------------------------------------
      205,000   Brisbane Public Financing Authority                            6.000     05/01/2026   05/01/2008 A         209,285
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   Buena Park Special Tax (Park Mall)                             6.125     09/01/2033   09/01/2007 A          36,077
-----------------------------------------------------------------------------------------------------------------------------------


             2 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$     250,000   Burbank Community Facilities
                District Special Tax                                           5.200%    12/01/2023   12/01/2016 A  $      258,280
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   CA Affordable Hsg. Agency (Merced
                County Hsg. Authority)                                         6.500     01/01/2033   01/01/2013 A         107,037
-----------------------------------------------------------------------------------------------------------------------------------
   10,000,000   CA County Tobacco Securitization
                Agency                                                         5.830 2   06/01/2033   06/01/2011 A       2,266,000
-----------------------------------------------------------------------------------------------------------------------------------
    1,810,000   CA County Tobacco Securitization
                Agency (TASC)                                                  0.000 5   06/01/2021   03/15/2014 B       1,587,895
-----------------------------------------------------------------------------------------------------------------------------------
    1,240,000   CA County Tobacco Securitization
                Agency (TASC)                                                  0.000 5   06/01/2028   12/01/2018 A       1,085,347
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   CA County Tobacco Securitization
                Agency (TASC)                                                  0.000 5   06/01/2036   12/01/2018 A       4,382,900
-----------------------------------------------------------------------------------------------------------------------------------
    4,885,000   CA County Tobacco Securitization
                Agency (TASC)                                                  5.000     06/01/2026   06/01/2015 A       4,914,163
-----------------------------------------------------------------------------------------------------------------------------------
      290,000   CA County Tobacco Securitization
                Agency (TASC)                                                  5.500     06/01/2033   06/01/2011 B         301,931
-----------------------------------------------------------------------------------------------------------------------------------
    1,670,000   CA County Tobacco Securitization
                Agency (TASC) 1                                                5.750     06/01/2029   11/23/2011 B       1,757,458
-----------------------------------------------------------------------------------------------------------------------------------
      470,000   CA County Tobacco Securitization
                Agency (TASC)                                                  5.750     06/01/2030   06/01/2011 B         494,614
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   CA County Tobacco Securitization
                Agency (TASC)                                                  5.875     06/01/2027   06/01/2012 A          26,450
-----------------------------------------------------------------------------------------------------------------------------------
      290,000   CA County Tobacco Securitization
                Agency (TASC)                                                  5.875     06/01/2035   06/01/2012 A         305,872
-----------------------------------------------------------------------------------------------------------------------------------
      280,000   CA County Tobacco Securitization
                Agency (TASC)                                                  5.875     06/01/2043   06/01/2012 A         295,324
-----------------------------------------------------------------------------------------------------------------------------------
      765,000   CA County Tobacco Securitization
                Agency (TASC)                                                  6.000     06/01/2029   12/01/2010 B         815,436
-----------------------------------------------------------------------------------------------------------------------------------
      665,000   CA County Tobacco Securitization
                Agency (TASC) 1                                                6.000     06/01/2035   06/01/2012 A         707,354
-----------------------------------------------------------------------------------------------------------------------------------
      435,000   CA County Tobacco Securitization
                Agency (TASC)                                                  6.000     06/01/2042   06/01/2012 A         462,766
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   CA County Tobacco Securitization
                Agency (TASC)                                                  6.000     06/01/2043   06/01/2012 A          31,915
-----------------------------------------------------------------------------------------------------------------------------------
   10,700,000   CA County Tobacco Securitization
                Agency (TASC)                                                  6.068 2   06/01/2046   06/01/2016 A       1,047,209
-----------------------------------------------------------------------------------------------------------------------------------
   51,520,000   CA County Tobacco Securitization
                Agency (TASC)                                                  6.192 2   06/01/2050   06/01/2016 A       3,865,546
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   CA County Tobacco Securitization
                Agency (TASC)                                                  6.250     06/01/2037   06/01/2012 A          53,753
-----------------------------------------------------------------------------------------------------------------------------------
    3,520,000   CA Dept. of Transportation COP                                 5.250     03/01/2016   09/01/2007 A       3,594,448
-----------------------------------------------------------------------------------------------------------------------------------
       85,000   CA Dept. of Veterans Affairs Home
                Purchase                                                       5.200     12/01/2027   06/01/2007 A          85,522
-----------------------------------------------------------------------------------------------------------------------------------
    3,775,000   CA Dept. of Veterans Affairs Home
                Purchase                                                       5.450     12/01/2019   10/06/2009 C       3,860,995
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   CA Dept. of Veterans Affairs Home
                Purchase                                                       5.500     12/01/2018   12/01/2008 A          10,296
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   CA Dept. of Veterans Affairs Home
                Purchase                                                       5.500     12/01/2019   01/09/2012 A          20,964
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   CA Dept. of Water Resources
                (Center Valley)                                                5.000     12/01/2019   12/01/2007 A          30,516
-----------------------------------------------------------------------------------------------------------------------------------


             3 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      15,000   CA Dept. of Water Resources
                (Center Valley)                                                5.000%    12/01/2022   12/01/2007 A  $       15,243
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   CA Dept. of Water Resources
                (Center Valley)                                                5.000     12/01/2029   12/01/2008 A          25,313
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   CA Dept. of Water Resources
                (Center Valley)                                                5.125     12/01/2011   06/01/2007 A          15,243
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   CA Dept. of Water Resources
                (Center Valley)                                                5.125     12/01/2012   06/01/2007 A          15,243
-----------------------------------------------------------------------------------------------------------------------------------
      450,000   CA Dept. of Water Resources
                (Center Valley) 1                                              5.250     07/01/2022   07/01/2007 A         458,946
-----------------------------------------------------------------------------------------------------------------------------------
      295,000   CA Dept. of Water Resources
                (Center Valley)                                                5.375     12/01/2027   12/01/2007 A         299,540
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   CA Dept. of Water Resources
                (Center Valley)                                                5.400     07/01/2012   07/01/2007 A          20,027
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   CA Educational Facilities Authority
                (California College of Arts and
                Crafts) 1                                                      5.875     06/01/2030   06/01/2011 A          26,274
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   CA Educational Facilities Authority
                (College & University Financing) 1                             5.125     04/01/2017   04/01/2009 A          66,430
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   CA Educational Facilities Authority
                (College & University Financing)                               6.125     06/01/2009   06/01/2007 A          10,019
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   CA Educational Facilities Authority
                (College & University Financing)                               6.250     06/01/2018   06/01/2007 A           5,006
-----------------------------------------------------------------------------------------------------------------------------------
      350,000   CA Educational Facilities Authority
                (College of Osteopathic Medicine)                              5.750     06/01/2018   06/01/2007 A         350,620
-----------------------------------------------------------------------------------------------------------------------------------
       85,000   CA Educational Facilities Authority
                (Dominican University of
                California/Harvey Mudd College
                Obligated Group) 1                                             5.500     03/01/2011   09/01/2007 A          86,815
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   CA Educational Facilities Authority
                (Heald Colleges)                                               5.450     02/15/2022   02/15/2008 A          15,042
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   CA Educational Facilities Authority
                (Los Angeles College of Chiropractic)                          5.600     11/01/2017   11/01/2009 A          15,165
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   CA Educational Facilities Authority
                (Stanford University) 1                                        5.125     01/01/2031   01/01/2008 A          30,487
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   CA Educational Facilities Authority
                (Stanford University) 1                                        5.200     12/01/2027   12/01/2007 A          25,428
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   CA Educational Facilities Authority
                (University of Southern California) 1                          5.000     10/01/2028   10/01/2008 A          35,733
-----------------------------------------------------------------------------------------------------------------------------------
      335,000   CA Financing Authority
                (Wastewater Improvement)                                       6.100     11/01/2033   11/01/2013 A         363,746
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                                          4.750     09/01/2018   09/01/2007 A           5,013
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   CA GO                                                          4.800     08/01/2014   08/01/2007 A          60,046
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   CA GO                                                          5.000     06/01/2017   06/02/2007 A          25,141
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                                          5.000     08/01/2018   08/01/2009 A          10,399
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   CA GO                                                          5.000     06/01/2019   06/01/2011 A          46,767
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   CA GO                                                          5.000     06/01/2019   06/02/2007 A          25,018
-----------------------------------------------------------------------------------------------------------------------------------
      180,000   CA GO 1                                                        5.000     02/01/2021   02/01/2008 A         183,523
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   CA GO                                                          5.000     02/01/2021   02/01/2009 A          25,388
-----------------------------------------------------------------------------------------------------------------------------------


             4 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$     150,000   CA GO                                                          5.000%    11/01/2022   05/01/2007 A  $      150,836
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   CA GO                                                          5.000     02/01/2023   02/01/2008 A          50,898
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                                          5.000     10/01/2023   10/01/2007 A           5,077
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   CA GO                                                          5.000     10/01/2023   10/01/2008 A          55,851
-----------------------------------------------------------------------------------------------------------------------------------
       80,000   CA GO                                                          5.000     10/01/2023   10/01/2008 A          81,014
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                                          5.000     02/01/2025   02/01/2008 A          10,180
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                                          5.100     10/01/2008   10/01/2007 A          10,061
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   CA GO                                                          5.100     03/01/2010   09/01/2007 A          60,063
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                                          5.125     06/01/2022   06/01/2011 A           5,289
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   CA GO                                                          5.125     06/01/2025   06/01/2011 A         210,322
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                                          5.125     10/01/2027   10/01/2007 A           5,080
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   CA GO                                                          5.125     10/01/2027   10/01/2007 A          20,320
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                                          5.125     10/01/2027   10/01/2007 A           5,072
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   CA GO                                                          5.200     06/01/2010   06/01/2007 A          15,092
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   CA GO                                                          5.250     10/01/2013   10/01/2007 A          55,337
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   CA GO                                                          5.250     06/01/2016   06/01/2007 A          25,155
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   CA GO                                                          5.250     04/01/2018   10/01/2007 A          25,024
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                                          5.250     04/01/2019   10/01/2007 A          10,010
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                                          5.250     04/01/2021   10/01/2007 A          10,010
-----------------------------------------------------------------------------------------------------------------------------------
      130,000   CA GO                                                          5.250     06/01/2021   06/01/2007 A         130,818
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                                          5.250     02/01/2029   02/01/2013 A          10,628
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                                          5.250     02/01/2030   02/01/2012 A          10,576
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   CA GO                                                          5.300     09/01/2011   09/01/2007 A          15,149
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   CA GO                                                          5.375     06/01/2026   06/01/2007 A          15,093
-----------------------------------------------------------------------------------------------------------------------------------
    2,780,000   CA GO                                                          5.400     12/01/2014   12/01/2008 A       2,866,764
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                                          5.500     03/01/2008   09/01/2007 A           5,028
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   CA GO                                                          5.500     03/01/2009   09/01/2007 A          50,283
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   CA GO                                                          5.500     03/01/2010   09/01/2007 A          15,092
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   CA GO                                                          5.500     06/01/2010   06/02/2007 A         100,850
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   CA GO                                                          5.500     06/01/2013   06/02/2007 A          15,021
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   CA GO                                                          5.500     04/01/2015   10/01/2007 A          30,214
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   CA GO                                                          5.500     04/01/2019   10/01/2007 A          25,189
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   CA GO                                                          5.500     03/01/2020   09/01/2007 A          35,213
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   CA GO                                                          5.500     03/01/2020   09/01/2007 A          35,213
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   CA GO                                                          5.500     10/01/2022   10/01/2007 A          20,121
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                                          5.600     09/01/2021   09/01/2007 A           5,050
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   CA GO                                                          5.625     10/01/2021   10/01/2007 A          35,462
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   CA GO                                                          5.625     10/01/2023   10/01/2007 A          25,315
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                                          5.625     09/01/2024   09/01/2007 A          10,101
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   CA GO                                                          5.625     10/01/2026   10/01/2007 A          25,308
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   CA GO                                                          5.750     03/01/2010   09/01/2007 A          75,487
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   CA GO                                                          5.750     03/01/2015   09/01/2007 A          15,104
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   CA GO                                                          5.750     11/01/2017   05/01/2007 A         101,065
-----------------------------------------------------------------------------------------------------------------------------------


             5 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
-------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      35,000   CA GO                                                          5.750%    11/01/2017   05/01/2007 A  $       35,373
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   CA GO                                                          5.800     06/01/2013   06/01/2007 A          25,040
-----------------------------------------------------------------------------------------------------------------------------------
      155,000   CA GO                                                          5.900     04/01/2023   10/01/2007 A         156,108
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   CA GO                                                          5.900     04/01/2023   10/01/2007 A          35,271
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   CA GO                                                          5.900     03/01/2025   09/01/2007 A          75,518
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   CA GO                                                          6.000     08/01/2010   08/01/2007 A          20,115
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                                          6.000     05/01/2011   05/01/2007 A          10,109
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                                          6.000     10/01/2014   10/01/2007 A          10,096
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   CA GO                                                          6.000     08/01/2015   08/01/2007 A          20,116
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   CA GO                                                          6.000     05/01/2018   05/01/2007 A          20,202
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                                          6.000     08/01/2019   08/01/2007 C           5,029
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   CA GO                                                          6.000     10/01/2021   10/01/2007 A          15,148
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   CA GO                                                          6.000     08/01/2024   08/01/2007 A          40,225
-----------------------------------------------------------------------------------------------------------------------------------
      605,000   CA GO                                                          6.250     10/01/2019   10/01/2007 A         611,377
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                                          6.800     11/01/2008   05/01/2007 A          10,148
-----------------------------------------------------------------------------------------------------------------------------------
      295,000   CA GO (Safe Drinking Water)                                    8.250     09/01/2010   09/01/2007 A         299,466
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   CA Golden State Tobacco
                Securitization Corp.                                           5.000     06/01/2017   06/01/2007 A          45,048
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   CA Golden State Tobacco
                Securitization Corp.                                           5.000     06/01/2020   06/01/2010 A          25,817
-----------------------------------------------------------------------------------------------------------------------------------
    4,380,000   CA Golden State Tobacco
                Securitization Corp.                                           6.250     06/01/2033   09/11/2012 B       4,848,441
-----------------------------------------------------------------------------------------------------------------------------------
    3,245,000   CA Golden State Tobacco
                Securitization Corp.                                           6.625     06/01/2040   06/01/2013 A       3,745,476
-----------------------------------------------------------------------------------------------------------------------------------
    3,115,000   CA Golden State Tobacco
                Securitization Corp.                                           6.750     06/01/2039   06/01/2013 A       3,616,422
-----------------------------------------------------------------------------------------------------------------------------------
      235,000   CA Golden State Tobacco
                Securitization Corp. (TASC)                                    5.000     06/01/2015   06/01/2007 A         235,240
-----------------------------------------------------------------------------------------------------------------------------------
      570,000   CA Golden State Tobacco
                Securitization Corp. (TASC)                                    5.000     06/01/2018   06/01/2008 A         577,404
-----------------------------------------------------------------------------------------------------------------------------------
    1,865,000   CA Golden State Tobacco
                Securitization Corp. (TASC)                                    7.800     06/01/2042   06/01/2013 A       2,269,239
-----------------------------------------------------------------------------------------------------------------------------------
    1,715,000   CA Golden State Tobacco
                Securitization Corp. (TASC)                                    7.875     06/01/2042   06/01/2013 A       2,093,037
-----------------------------------------------------------------------------------------------------------------------------------
    2,900,000   CA Golden State Tobacco
                Securitization Corp. (TASC)                                    7.875     06/01/2042   06/01/2013 A       3,539,247
-----------------------------------------------------------------------------------------------------------------------------------
    2,680,000   CA Golden State Tobacco
                Securitization Corp. (TASC)                                    7.900     06/01/2042   06/01/2013 A       3,274,049
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   CA Health Facilities Financing
                Authority (Catholic Healthcare
                West)                                                          5.000     07/01/2011   07/01/2007 A           5,005
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   CA Health Facilities Financing
                Authority (Catholic Healthcare
                West) 1                                                        5.000     07/01/2021   07/01/2007 A          50,040
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   CA Health Facilities Financing
                Authority (Catholic Healthcare
                West) 1                                                        5.125     07/01/2024   07/01/2007 A          15,326
-----------------------------------------------------------------------------------------------------------------------------------


             6 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$     160,000   CA Health Facilities Financing
                Authority (Catholic Healthcare
                West) 1                                                        5.250%    07/01/2023   07/01/2007 A  $      162,400
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   CA Health Facilities Financing
                Authority (Catholic Healthcare
                West)                                                          5.250     07/01/2023   07/01/2007 A          30,450
-----------------------------------------------------------------------------------------------------------------------------------
      180,000   CA Health Facilities Financing
                Authority (Catholic Healthcare
                West) 1                                                        6.000     07/01/2013   07/01/2007 A         180,311
-----------------------------------------------------------------------------------------------------------------------------------
      235,000   CA Health Facilities Financing
                Authority (Catholic Healthcare
                West) 1                                                        6.000     07/01/2025   07/01/2007 A         238,227
-----------------------------------------------------------------------------------------------------------------------------------
       95,000   CA Health Facilities Financing
                Authority (Cedars-Sinai Medical
                Center) 1                                                      5.125     08/01/2027   08/01/2007 A          97,151
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   CA Health Facilities Financing
                Authority (Cedars-Sinai Medical
                Center) 1                                                      5.250     08/01/2027   08/01/2007 A          30,690
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   CA Health Facilities Financing
                Authority (Community Program)                                  7.200     01/01/2012   08/01/2007 A          50,120
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   CA Health Facilities Financing
                Authority (Fellowship Homes)                                   6.000     09/01/2019   09/01/2007 A          25,532
-----------------------------------------------------------------------------------------------------------------------------------
      115,000   CA Health Facilities Financing
                Authority (Marshall Hospital) 1                                5.000     11/01/2018   05/01/2007 A         115,064
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   CA Health Facilities Financing
                Authority (Marshall Hospital) 1                                5.125     11/01/2012   11/01/2007 A         100,089
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   CA Health Facilities Financing
                Authority (Mercy Senior Hsg.) 1                                5.800     12/01/2018   06/01/2007 A          20,026
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   CA Health Facilities Financing
                Authority (Providence Health
                System-Southern California) 1                                  5.500     10/01/2013   10/01/2007 A          30,639
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   CA Health Facilities Financing
                Authority (Small Facilities Loan),
                Series B                                                       7.400     04/01/2014   10/01/2007 A          45,105
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   CA Health Facilities Financing
                Authority (Sunny View Lutheran
                Home) 1                                                        5.100     01/01/2024   01/01/2010 A          50,934
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   CA Health Facilities Financing
                Authority (Sutter Health) 1                                    5.000     08/15/2017   08/15/2007 A           5,116
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   CA Health Facilities Financing
                Authority (Sutter Health)                                      5.125     08/15/2022   08/15/2007 A          10,231
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   CA Health Facilities Financing
                Authority (Sutter Health) 1                                    5.250     08/15/2027   08/15/2007 A          10,235
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   CA HFA                                                         5.650     02/01/2008   08/01/2007 A          10,104
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   CA HFA                                                         7.351 2   02/01/2015   02/11/2011 C          16,087
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   CA HFA                                                         8.037 2   08/01/2015   08/01/2015            19,337
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   CA HFA (Multifamily Hsg.)                                      5.375     08/01/2028   02/01/2009 A          40,862
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   CA HFA (Multifamily Hsg.)                                      5.375     02/01/2036   02/01/2011 A          20,320
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   CA HFA (Multifamily Hsg.)                                      5.400     08/01/2018   08/01/2008 A          15,402
-----------------------------------------------------------------------------------------------------------------------------------


             7 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      30,000   CA HFA (Multifamily Hsg.)                                      5.400%    08/01/2018   08/01/2008 A  $       30,804
-----------------------------------------------------------------------------------------------------------------------------------
      440,000   CA HFA (Multifamily Hsg.) 1                                    5.450     08/01/2028   08/01/2010 A         450,525
-----------------------------------------------------------------------------------------------------------------------------------
       85,000   CA HFA (Multifamily Hsg.) 1                                    5.850     02/01/2010   08/01/2007 A          86,452
-----------------------------------------------------------------------------------------------------------------------------------
      350,000   CA HFA (Multifamily Hsg.) 1                                    5.950     08/01/2028   02/01/2009 A         356,181
-----------------------------------------------------------------------------------------------------------------------------------
      130,000   CA HFA (Multifamily Hsg.) 1                                    6.050     08/01/2016   08/01/2007 A         132,900
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   CA HFA (Multifamily Hsg.)                                      6.050     08/01/2027   08/01/2007 A          61,402
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   CA HFA (Multifamily Hsg.)                                      6.050     08/01/2038   02/01/2009 A           5,090
-----------------------------------------------------------------------------------------------------------------------------------
      165,000   CA HFA (Multifamily Hsg.)                                      6.150     08/01/2022   08/01/2007 A         167,866
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   CA HFA (Single Family Mtg.)                                    5.400     08/01/2028   02/01/2010 A          20,062
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   CA HFA (Single Family Mtg.), Series A                          5.300     08/01/2018   02/01/2010 A          10,051
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   CA HFA (Single Family Mtg.), Series B                          6.200     08/01/2014   10/01/2007 A           5,044
-----------------------------------------------------------------------------------------------------------------------------------
    1,835,000   CA HFA, Series A                                               4.800     08/01/2012   01/24/2009 C       1,838,083
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   CA HFA, Series B                                               7.000     08/01/2014   08/01/2007 A           5,010
-----------------------------------------------------------------------------------------------------------------------------------
      465,000   CA HFA, Series B                                               7.125     08/01/2024   08/01/2007 A         470,627
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   CA Infrastructure & Economic Devel.
                (American Center for Wine & Food
                Arts)                                                          5.700     12/01/2019   12/01/2009 A       2,623,500
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   CA Infrastructure & Economic Devel.
                (Stockton Port District) 1                                     5.375     07/01/2022   07/01/2010 A          15,740
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   CA Infrastructure & Economic Devel.
                (Stockton Port District) 1                                     5.500     07/01/2032   07/01/2011 A          52,684
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   CA Loan Purchasing Finance
                Authority 1                                                    5.600     10/01/2014   10/01/2007 A          70,110
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   CA Maritime Infrastructure
                Authority (Santa Cruz Port District) 1                         5.750     05/01/2024   05/01/2014 A          10,436
-----------------------------------------------------------------------------------------------------------------------------------
       90,000   CA Mobilehome Park Financing
                Authority (Palomar Estate East &
                West)                                                          5.250     03/15/2034   03/15/2015 A          95,102
-----------------------------------------------------------------------------------------------------------------------------------
      750,000   CA Pollution Control Financing
                Authority (Browning-Ferris
                Industries)                                                    6.750     09/01/2019   09/01/2007 A         753,368
-----------------------------------------------------------------------------------------------------------------------------------
    1,490,000   CA Pollution Control Financing
                Authority (General Motors Corp.)                               5.500     04/01/2008   04/01/2008         1,489,866
-----------------------------------------------------------------------------------------------------------------------------------
   11,260,000   CA Pollution Control Financing
                Authority (Pacific Gas & Electric) 6                           5.350     12/01/2016   04/01/2011 C      12,017,911
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   CA Pollution Control Financing
                Authority (Sacramento Biosolids
                Facility)                                                      5.300     12/01/2017   12/01/2012 A          31,605
-----------------------------------------------------------------------------------------------------------------------------------
      220,000   CA Pollution Control Financing
                Authority (Sacramento Biosolids
                Facility)                                                      5.500     12/01/2024   12/01/2012 A         232,910
-----------------------------------------------------------------------------------------------------------------------------------
      490,000   CA Pollution Control Financing
                Authority (San Diego Gas & Electric
                Company) 1                                                     5.850     06/01/2021   06/01/2007 A         490,750
-----------------------------------------------------------------------------------------------------------------------------------
      110,000   CA Pollution Control Financing
                Authority (San Diego Gas & Electric
                Company)                                                       5.850     06/01/2021   06/01/2007 A         111,064
-----------------------------------------------------------------------------------------------------------------------------------


             8 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      20,000   CA Pollution Control Financing
                Authority (Southern California
                Edison Company) 1                                              5.550%    09/01/2031   06/01/2007 A  $       20,889
-----------------------------------------------------------------------------------------------------------------------------------
      255,000   CA Pollution Control Financing
                Authority (Southern California
                Water Company) 1                                               5.500     12/01/2026   06/01/2007 A         255,301
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   CA Public Works                                                5.250     12/01/2013   06/01/2007 A         150,182
-----------------------------------------------------------------------------------------------------------------------------------
      115,000   CA Public Works (California
                Community College)                                             5.375     03/01/2011   03/01/2008 A         116,296
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   CA Public Works (California
                Community College)                                             5.875     10/01/2008   10/01/2007 A          50,089
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   CA Public Works (California Science
                Center)                                                        5.250     10/01/2017   10/01/2007 A          46,156
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   CA Public Works (California State
                University-Long Beach Foundation)                              5.800     09/01/2007   09/01/2007            10,015
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   CA Public Works (Dept. of
                Corrections)                                                   5.000     09/01/2021   09/01/2008 A          25,672
-----------------------------------------------------------------------------------------------------------------------------------
      140,000   CA Public Works (Dept. of Food &
                Agriculture)                                                   5.400     06/01/2013   06/01/2007 A         140,157
-----------------------------------------------------------------------------------------------------------------------------------
      315,000   CA Public Works (State Universities)                           5.000     06/01/2023   06/01/2007 A         315,353
-----------------------------------------------------------------------------------------------------------------------------------
      185,000   CA Public Works (State Universities)                           5.250     12/01/2013   06/01/2007 A         185,194
-----------------------------------------------------------------------------------------------------------------------------------
      420,000   CA Public Works (State Universities)                           5.500     12/01/2018   06/01/2007 A         420,424
-----------------------------------------------------------------------------------------------------------------------------------
      230,000   CA Public Works (State
                Universities) 1                                                5.500     06/01/2021   06/01/2007 A         230,347
-----------------------------------------------------------------------------------------------------------------------------------
      110,000   CA Public Works (State Universities)                           5.500     06/01/2021   06/01/2007 A         110,169
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   CA Public Works (State
                Universities) 1                                                5.500     06/01/2021   06/01/2007 A          50,076
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   CA Public Works (Various California
                Universities) 1                                                5.375     12/01/2019   12/01/2007 A          25,740
-----------------------------------------------------------------------------------------------------------------------------------
      120,000   CA Public Works (Various California
                Universities)                                                  5.500     06/01/2019   06/01/2007 A         120,185
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   CA Public Works (Various
                Community Colleges) 1                                          5.375     03/01/2014   03/01/2008 A          25,284
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   CA Public Works (Various
                Community Colleges)                                            5.500     09/01/2011   09/01/2007 A          20,406
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   CA Public Works (Various
                Community Colleges) 1                                          5.625     03/01/2016   09/01/2007 A          30,347
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   CA Public Works (Various
                Community Colleges)                                            5.625     03/01/2016   03/01/2008 B          50,580
-----------------------------------------------------------------------------------------------------------------------------------
      240,000   CA Public Works (Various
                Community Colleges)                                            5.625     03/01/2019   09/01/2007 A         242,779
-----------------------------------------------------------------------------------------------------------------------------------
      600,000   CA Public Works (Various
                Community Colleges)                                            5.875     10/01/2008   10/01/2007 A         600,924
-----------------------------------------------------------------------------------------------------------------------------------
      165,000   CA Resource Efficiency Financing
                Authority COP                                                  5.500     04/01/2017   04/01/2008 A         168,524
-----------------------------------------------------------------------------------------------------------------------------------
      235,000   CA Rural Home Mtg. Finance
                Authority (Single Family Mtg.),
                Series A                                                       6.350     12/01/2029   10/01/2007 B         240,450
-----------------------------------------------------------------------------------------------------------------------------------


             9 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$     155,000   CA Rural Home Mtg. Finance
                Authority (Single Family Mtg.),
                Series A                                                       7.000%    09/01/2029   03/01/2010 B  $      157,282
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   CA Statewide CDA (Bouquet
                Canyon)                                                        5.300     07/01/2018   07/01/2010 A         102,522
-----------------------------------------------------------------------------------------------------------------------------------
       90,000   CA Statewide CDA (California Odd
                Fellow Hsg.)                                                   5.375     10/01/2013   10/01/2007 A          90,096
-----------------------------------------------------------------------------------------------------------------------------------
       85,000   CA Statewide CDA (California Odd
                Fellow Hsg.)                                                   5.500     10/01/2023   10/01/2007 A          85,088
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   CA Statewide CDA (East Tabor
                Apartments) 1                                                  6.850     08/20/2036   02/20/2011 A         551,045
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   CA Statewide CDA (East Valley
                Tourist)                                                       9.250     10/01/2020   10/01/2015 A       1,100,580
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   CA Statewide CDA (Eastfield Ming
                Quong) 1                                                       5.625     06/01/2020   06/01/2007 A          76,549
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   CA Statewide CDA (Escrow Term)                                 6.750     09/01/2037   09/01/2014 A          48,828
-----------------------------------------------------------------------------------------------------------------------------------
      270,000   CA Statewide CDA (Fairfield
                Apartments)                                                    6.500     01/01/2016   12/22/2011 C         280,379
-----------------------------------------------------------------------------------------------------------------------------------
      580,000   CA Statewide CDA (Family House &
                Hsg. Foundation-Torrence I)                                    7.000     04/20/2036   04/20/2011 A         664,123
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   CA Statewide CDA (John Muir/
                Mt. Diablo Health System) 1                                    5.250     08/15/2027   08/15/2007 A          35,818
-----------------------------------------------------------------------------------------------------------------------------------
      400,000   CA Statewide CDA (Kaiser
                Permanente) 1                                                  5.300     12/01/2015   06/01/2007 A         413,520
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   CA Statewide CDA (Live Oak
                School) 1                                                      6.750     10/01/2030   10/01/2011 A         269,238
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   CA Statewide CDA (Multifamily)                                 5.696 2   09/20/2021   09/20/2014 A          44,617
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   CA Statewide CDA (Multifamily)                                 5.744 2   09/20/2023   09/20/2014 A          39,377
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   CA Statewide CDA (Quail Ridge
                Apartments)                                                    5.375     07/01/2032   07/01/2014 A         102,532
-----------------------------------------------------------------------------------------------------------------------------------
      455,000   CA Statewide CDA (Rio Bravo)                                   6.300     12/01/2018   06/01/2007 A         458,544
-----------------------------------------------------------------------------------------------------------------------------------
      560,000   CA Statewide CDA (Sycamore) 1                                  6.000     03/20/2038   03/20/2016 A         610,730
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   CA Statewide CDA COP
                (CVHP/CVMC/FH Obligated
                Group) 1                                                       5.000     04/01/2018   04/01/2008 A           5,107
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   CA Statewide CDA COP
                (CVHP/CVMC/FH Obligated
                Group) 1                                                       5.125     04/01/2023   04/01/2008 A          45,930
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   CA Statewide CDA Linked PARS &
                INFLOS                                                         5.600 7   10/01/2011   04/28/2010 C       1,050,840
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   CA Statewide CDA, Series B                                     6.900     07/01/2008   07/01/2007 A          45,084
-----------------------------------------------------------------------------------------------------------------------------------
    1,355,000   CA Statewide Financing Authority
                Tobacco Settlement (TASC)                                      5.625     05/01/2029   07/30/2010 B       1,417,479
-----------------------------------------------------------------------------------------------------------------------------------
      935,000   CA Statewide Financing Authority
                Tobacco Settlement (TASC)                                      5.625     05/01/2029   04/04/2011 B         978,113
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   CA Statewide Financing Authority
                Tobacco Settlement (TASC)                                      6.000     05/01/2037   05/01/2012 A         265,735
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   CA University (CSU Institute) 1                                4.875     06/01/2008   06/01/2007 A         100,096
-----------------------------------------------------------------------------------------------------------------------------------


             10 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      50,000   CA University (Fullerton Student
                Union) 1                                                       5.400%    03/01/2016   03/01/2008 A  $       50,569
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   CA University (Fullerton Student
                Union) 1                                                       5.400     03/01/2021   03/01/2008 A          30,341
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   CA University (Northridge) 1                                   5.000     11/01/2022   11/01/2007 A          25,630
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   CA University (San Diego State
                University) 1                                                  5.000     11/01/2018   11/01/2007 A           5,131
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   CA Valley Health System COP                                    6.875     05/15/2023   05/15/2007 A          45,071
-----------------------------------------------------------------------------------------------------------------------------------
      425,000   CA Valley Health System, Series A                              6.500     05/15/2025   05/15/2007 A         430,113
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   CA Veterans GO                                                 4.700     12/01/2012   06/01/2007 A         100,039
-----------------------------------------------------------------------------------------------------------------------------------
      635,000   CA Veterans GO                                                 5.125     12/01/2019   06/01/2007 B         635,337
-----------------------------------------------------------------------------------------------------------------------------------
      145,000   CA Veterans GO                                                 5.300     12/01/2029   06/01/2007 A         145,106
-----------------------------------------------------------------------------------------------------------------------------------
    1,730,000   CA Veterans GO 1                                               5.400     12/01/2015   12/01/2008 A       1,780,620
-----------------------------------------------------------------------------------------------------------------------------------
    4,445,000   CA Veterans GO, Series BH                                      5.400     12/01/2014   12/01/2008 A       4,575,061
-----------------------------------------------------------------------------------------------------------------------------------
      220,000   CA Veterans GO, Series BH                                      5.400     12/01/2016   12/01/2009 A         226,450
-----------------------------------------------------------------------------------------------------------------------------------
      110,000   CA Veterans GO, Series BP                                      5.500     12/01/2026   06/01/2007 A         110,099
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   CA Veterans GO, Series BR                                      5.250     12/01/2026   06/01/2007 A          20,014
-----------------------------------------------------------------------------------------------------------------------------------
       90,000   CA Veterans GO, Series BX                                      5.000     12/01/2014   12/01/2007 A          90,079
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   CA Veterans GO, Series BX                                      5.450     12/01/2024   06/01/2007 A          10,014
-----------------------------------------------------------------------------------------------------------------------------------
      140,000   CA Veterans GO, Series BX                                      5.500     12/01/2031   06/01/2007 A         140,192
-----------------------------------------------------------------------------------------------------------------------------------
    2,490,000   CA Veterans GO, Series BZ                                      5.350     12/01/2021   06/01/2008 A       2,504,019
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   CA Water Resource Devel. GO,
                Series N                                                       5.500     06/01/2011   06/01/2007 A          75,103
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   CA Water Resource Devel. GO,
                Series P                                                       5.800     06/01/2011   06/01/2007 B          10,016
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   CA Water Resource Devel. GO,
                Series P                                                       5.800     06/01/2014   06/01/2007 A          25,040
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   CA Water Resource Devel. GO,
                Series Q                                                       5.000     03/01/2016   09/01/2007 A          50,049
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Calleguas-Las Virgines Public
                Financing Authority Municipal
                Water District                                                 5.000     11/01/2023   07/30/2010 B          51,289
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   Camarillo Hsg. (Park Glenn
                Apartments)                                                    5.400     03/01/2028   03/01/2008 A          45,259
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   Camrosa Water District                                         5.500     01/15/2011   07/15/2007 A          60,683
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Capistrano Unified School District
                (Education & Support Facilities) COP                           5.250     12/01/2026   06/01/2007 B          40,042
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   Capistrano Unified School District
                (Las Flores)                                                   5.000     09/01/2023   09/01/2010 A          77,455
-----------------------------------------------------------------------------------------------------------------------------------
      130,000   Carlsbad Hsg. & Redevel.
                Commission Tax Allocation 1                                    5.250     09/01/2019   09/01/2007 A         130,666
-----------------------------------------------------------------------------------------------------------------------------------
       80,000   Carlsbad Improvement Bond Act
                1915                                                           5.550     09/02/2028   03/02/2009 A          80,762
-----------------------------------------------------------------------------------------------------------------------------------
      110,000   Carlsbad Improvement Bond Act
                1915                                                           5.950     09/02/2025   09/02/2012 A         115,281
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   Carlsbad Improvement Bond Act
                1915                                                           6.000     09/02/2022   09/02/2007 A          35,365
-----------------------------------------------------------------------------------------------------------------------------------


             11 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$     125,000   Carlsbad Unified School District
                COP (Aviara Oaks Middle School) 1                              5.300%    06/01/2022   06/01/2007 A  $      126,914
-----------------------------------------------------------------------------------------------------------------------------------
      105,000   Carson Improvement Bond Act 1915                               7.375     09/02/2022   09/02/2007 A         105,947
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Carson Redevel. Agency                                         6.000     01/01/2028   01/01/2014 A         265,538
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   Castaic Union School District                                  8.500     10/01/2013   10/01/2007 A          71,261
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   Cathedral City Improvement Bond
                Act 1915                                                       5.950     09/02/2034   09/02/2007 A          72,316
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Cathedral City Special Tax
                Community Facilities District No. 1                            6.700     09/01/2030   09/01/2008 A          52,301
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   Central CA Joint Powers Health
                Financing Authority COP
                (CALC/CCH/CHCC/FCH/SCH/
                SMCH Obligated Group)                                          5.500     02/01/2015   08/01/2007 A           5,004
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   Central CA Joint Powers Health
                Financing Authority COP
                (FCHMC/CHCC/CCH/SCH
                Obligated Group)                                               5.250     02/01/2013   02/01/2008 A          70,050
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Central CA Unified School District                             5.625     03/01/2018   09/01/2007 A          20,137
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Central Contra Costa Sanitation
                District                                                       5.000     09/01/2022   09/01/2010 A          52,184
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   Central Valley Financing Authority
                Cogeneration Project (Carson Ice) 1                            5.200     07/01/2020   07/01/2007 A         150,185
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   Chico Improvement Bond Act 1915
                (Mission Ranch)                                                6.625     09/02/2011   09/02/2007 A          36,338
-----------------------------------------------------------------------------------------------------------------------------------
       95,000   Chico Improvement Bond Act 1915
                (Mission Ranch)                                                6.625     09/02/2012   09/02/2007 A          98,658
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Chico Improvement Bond Act 1915
                (Mission Ranch)                                                6.625     09/02/2013   09/02/2007 A         103,874
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Chico Public Financing Authority                               5.375     04/01/2016   10/01/2007 A          15,256
-----------------------------------------------------------------------------------------------------------------------------------
      115,000   Chico Public Financing Authority 1                             5.500     04/01/2025   10/01/2007 A         116,922
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   Chino Community Facilities District
                Special Tax                                                    5.750     09/01/2034   09/01/2014 A          58,073
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Chino Hills Improvement Bond
                Act 1915                                                       7.500     09/02/2016   09/02/2007 A          31,169
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   Chino Hills Improvement Bond
                Act 1915                                                       7.600     09/02/2021   09/02/2007 A           5,193
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Chowchilla Improvement Bond
                Act 1915                                                       6.700     09/02/2027   09/02/2014 A          27,597
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   Chula Vista Community Facilities
                District (Eastlake Woods)                                      5.700     09/01/2016   09/01/2013 A          58,497
-----------------------------------------------------------------------------------------------------------------------------------
   12,500,000   Chula Vista Industrial Devel. (San
                Diego Gas & Electric) 6                                        5.000     12/01/2027   12/01/2017 C      13,358,188
-----------------------------------------------------------------------------------------------------------------------------------
      220,000   Chula Vista Redevel. Agency 1                                  5.375     09/01/2029   09/01/2007 A         225,733
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   Chula Vista Special Tax                                        7.625     09/01/2029   09/01/2009 A          66,443
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Clayton Financing Authority
                Special Tax                                                    5.900     09/02/2022   09/02/2010 A          51,658
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Clayton Redevel. Agency                                        5.500     08/01/2024   08/01/2007 A          25,101
-----------------------------------------------------------------------------------------------------------------------------------
      845,000   Coalinga Regional Medical
                Center COP                                                     5.000     09/01/2014   03/10/2011 C         847,256
-----------------------------------------------------------------------------------------------------------------------------------


             12 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      25,000   Colton Community Facilities District
                Special Tax                                                    5.800%    09/01/2018   09/01/2007 A  $       25,078
-----------------------------------------------------------------------------------------------------------------------------------
      175,000   Colton Joint Unified School District                           5.700     09/01/2034   09/01/2013 A         178,917
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Colton Public Financing Authority                              5.300     08/01/2027   08/01/2008 A          51,750
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Colton Redevel. Agency (West
                Valley)                                                        6.375     09/01/2035   09/01/2007 A          20,024
-----------------------------------------------------------------------------------------------------------------------------------
      815,000   Commerce Community Devel. Corp.
                Tax Allocation                                                 5.750     08/01/2010   08/01/2007 A         833,541
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   Commerce Community Devel. Corp.
                Tax Allocation                                                 6.000     08/01/2021   08/01/2007 A          71,627
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Concord Joint Powers Financing
                Authority (Concord Police Facilities)                          5.250     08/01/2019   08/01/2007 A          40,030
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Contra Costa Community College
                District COP (Diablo Valley College)                           6.000     06/01/2021   06/01/2007 A          30,578
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Contra Costa County COP
                (Merrithew Memorial Hospital) 1                                5.375     11/01/2017   11/01/2007 A          10,276
-----------------------------------------------------------------------------------------------------------------------------------
      400,000   Contra Costa County Public
                Financing Authority (Bay Pointe
                Redevel.)                                                      6.900     08/01/2025   08/01/2007 A         402,536
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Contra Costa County Public
                Financing Authority (Pleasant Hill
                Bart)                                                          5.125     08/01/2019   08/01/2011 A          20,563
-----------------------------------------------------------------------------------------------------------------------------------
    3,075,000   Contra Costa County Special Tax
                Community Facilities District                                  5.580     08/01/2016   06/28/2010 B       3,155,042
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Contra Costa Water District                                    5.000     10/01/2022   10/01/2007 A          15,069
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Corona-Norco Unified School
                District                                                       5.625     09/01/2033   09/01/2007 A          15,475
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Crescent City Public Financing
                Authority                                                      7.750     09/15/2012   09/15/2007 A          30,087
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Cypress Improvement Bond Act
                1915 (Business & Professional
                Center)                                                        5.700     09/02/2022   09/02/2007 A          20,013
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   Daly City Hsg. Devel. Finance Agency
                (Linc Franciscan)                                              7.000     12/15/2033   12/15/2007 A          46,528
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Davis Joint Unified School District
                Special Tax Community Facilities
                District No. 2                                                 5.300     08/15/2024   08/15/2007 A          20,290
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Davis Public Facilities Financing
                Authority (Mace Ranch Area)                                    6.300     09/01/2023   09/01/2009 A          15,417
-----------------------------------------------------------------------------------------------------------------------------------
      300,000   Del Mar Unified School District                                5.875     09/01/2038   09/01/2007 A         306,870
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Dixon Public Financing Authority                               5.700     09/02/2020   03/02/2008 A          40,185
-----------------------------------------------------------------------------------------------------------------------------------
      245,000   Duarte COP (Hope National Medical
                Center) 1                                                      5.250     04/01/2024   04/01/2009 A         252,132
-----------------------------------------------------------------------------------------------------------------------------------
       90,000   Duarte Hsg. (Heritage Park
                Apartments)                                                    5.850     05/01/2030   11/01/2007 A          92,261
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   East Bay Municipal Utility District                            5.250     06/01/2018   06/01/2008 A          30,796
-----------------------------------------------------------------------------------------------------------------------------------
      490,000   East Bay Municipal Utility District
                (Wastewater Treatment System) 1                                5.000     06/01/2016   06/01/2007 A         497,384
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   East Bay Municipal Utility District
                (Wastewater Treatment System)                                  5.250     06/01/2017   06/01/2008 A          10,273
-----------------------------------------------------------------------------------------------------------------------------------


             13 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      45,000   East Bay Municipal Utility District
                (Water System)                                                 5.000%    06/01/2013   06/01/2007 A  $       45,630
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   East Bay Municipal Utility District
                (Water System)                                                 5.000     06/01/2014   06/01/2007 A          15,226
-----------------------------------------------------------------------------------------------------------------------------------
      140,000   East Bay Municipal Utility District
                (Water System) 1                                               5.000     06/01/2026   06/01/2007 A         141,484
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   East Side Union High School District                           5.000     09/01/2018   09/01/2007 A         100,105
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   East Side Union High School District                           5.250     09/01/2025   09/01/2007 A          25,375
-----------------------------------------------------------------------------------------------------------------------------------
       90,000   Eastern CA Municipal Water District
                (Crown Valley Village)                                         5.500     09/01/2028   09/01/2007 A          91,947
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Eastern CA Municipal Water District
                (Crown Valley Village)                                         5.625     09/01/2034   09/01/2007 A          15,332
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Eastern CA Municipal Water District
                (Promontory Park)                                              5.500     09/01/2024   09/01/2014 A          50,673
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Eastern Municipal Water District
                Improvement Bond Act 1915                                      5.750     09/02/2020   09/02/2007 A          15,480
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   El Centro Redevel. Agency                                      5.500     11/01/2026   11/01/2008 A          51,060
-----------------------------------------------------------------------------------------------------------------------------------
      145,000   El Dorado County Special Tax                                   6.250     09/01/2029   09/01/2009 A         150,799
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   El Monte Public Financing Authority
                (El Monte Community Redevel.)                                  5.750     06/01/2028   06/01/2010 A          25,604
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   El Monte Public Financing Authority
                (El Monte Community Redevel.)                                  5.750     06/01/2028   06/01/2010 A          51,209
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Elk Grove Special Tax (East Franklin
                Community)                                                     5.850     08/01/2036   08/01/2009 A          10,252
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Emeryville Public Financing
                Authority                                                      6.100     09/01/2012   09/01/2007 A          25,043
-----------------------------------------------------------------------------------------------------------------------------------
      145,000   Emeryville Public Financing
                Authority                                                      6.200     09/01/2025   09/01/2007 A         145,271
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Encinitas Improvement Bond
                Act 1915 3                                                     6.900     09/02/2017   09/02/2007 A          20,934
-----------------------------------------------------------------------------------------------------------------------------------
      105,000   Etiwanda School District Special Tax                           5.900     09/01/2031   09/01/2011 A         109,384
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Etiwanda School District Special Tax                           6.250     09/01/2022   09/01/2007 A          20,522
-----------------------------------------------------------------------------------------------------------------------------------
       85,000   Etiwanda School District Special Tax                           6.300     09/01/2023   09/01/2007 A          87,037
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Etiwanda School District Special Tax                           6.400     09/01/2032   09/01/2007 A          51,228
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   Fairfield Improvement Bond Act
                1915 (Green Valley Road-Mangels
                Blvd.)                                                         7.375     09/02/2018   09/02/2007 A           5,192
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Fairfield Improvement Bond Act
                1915 (Green Valley Road/Mangels
                Blvd.)                                                         7.200     09/02/2009   09/02/2007 A          25,959
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Florin Resource Conservation
                District COP 3                                                 6.000     02/01/2029   02/01/2015 A          15,751
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Folsom Public Financing Authority                              5.000     11/01/2028   11/01/2007 A          20,292
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Folsom Public Financing Authority                              5.400     09/02/2020   03/02/2008 A          25,113
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Folsom Public Financing Authority                              5.625     09/02/2020   03/02/2011 A          25,692
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Folsom Public Financing Authority                              6.400     09/02/2009   09/02/2007 A          30,497
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Folsom Public Financing Authority                              6.875     09/02/2019   09/02/2007 A          10,190
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Folsom Special Tax Community
                Facilities District No. 14                                     6.125     09/01/2022   09/01/2011 A          53,073
-----------------------------------------------------------------------------------------------------------------------------------


             14 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      30,000   Folsom Special Tax Community
                Facilities District No. 7                                      6.000%    09/01/2024   09/01/2011 A  $       31,386
-----------------------------------------------------------------------------------------------------------------------------------
      265,000   Fontana Special Tax (Citrus)                                   5.000     09/01/2020   09/01/2016 A         270,234
-----------------------------------------------------------------------------------------------------------------------------------
      140,000   Fontana Special Tax (Sierra Hills)                             6.000     09/01/2034   09/01/2014 A         149,517
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Fontana Special Tax Community
                Facilities District No. 4                                      7.125     10/01/2015   10/01/2007 A          10,107
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Fowler Public Financing Authority                              6.750     09/15/2023   09/15/2009 A          26,515
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Fremont Unified School District                                5.250     09/01/2016   09/01/2007 A          30,753
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Fresno Unified School District                                 5.375     08/01/2021   08/01/2007 A          10,040
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Fresno Unified School District                                 5.400     08/01/2017   08/01/2007 A          30,131
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Fresno Unified School District COP                             4.625     05/01/2011   05/01/2007 A          25,121
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Fresno Water System, Series A 1                                5.000     06/01/2024   06/01/2008 A         102,146
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Fullerton Community Facilities
                District No. 1 Special Tax (Amerige
                Heights)                                                       6.200     09/01/2032   09/01/2012 A          26,640
-----------------------------------------------------------------------------------------------------------------------------------
       80,000   Fullerton School District Special Tax                          6.300     09/01/2023   09/01/2013 A          86,103
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Galt Improvement Bond Act 1915                                 5.900     09/02/2022   09/02/2007 A          25,820
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Garden Grove COP (Bahia
                Village/Emerald Isle) 1                                        5.700     08/01/2023   08/01/2007 A          50,081
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   Glendora Public Finance Authority                              7.625     09/01/2010   09/01/2007 A           5,050
-----------------------------------------------------------------------------------------------------------------------------------
      880,000   Hawthorne Community Redevel.
                Agency Special Tax                                             6.750     10/01/2025   10/01/2012 A         910,958
-----------------------------------------------------------------------------------------------------------------------------------
      160,000   Hawthorne Parking Authority                                    8.000     09/01/2015   09/01/2007 A         163,710
-----------------------------------------------------------------------------------------------------------------------------------
      135,000   Hawthorne Parking Authority                                    8.125     09/01/2019   09/01/2007 A         135,459
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Hayward COP                                                    5.125     08/01/2014   08/01/2007 A          10,037
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   Hayward Improvement Bond
                Act 1915                                                       7.100     09/02/2018   09/02/2007 A          45,360
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Hayward Public Finance Authority
                (Hayward Water System)                                         5.000     06/01/2011   06/01/2007 A          50,051
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Hayward Public Finance Authority
                (Hayward Water System)                                         5.100     06/01/2013   06/01/2007 A          50,055
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   Haywood COP (Civic Center)                                     5.250     08/01/2026   08/01/2007 A           5,055
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Healdsburg Community Redevel.
                Agency (Sotoyome Community
                Devel.)                                                        5.250     12/01/2025   06/01/2007 A          40,308
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Hesperia Public Financing Authority,
                Tranche A 1                                                    6.250     09/01/2035   09/01/2007 A       2,008,500
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Hollister Improvement Bond
                Act 1915                                                       7.125     09/02/2022   09/02/2007 A          10,372
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Hollister Joint Powers Financing
                Authority Wastewater                                           5.900     12/01/2023   06/01/2007 A          25,039
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Hollister Joint Powers Financing
                Authority Wastewater                                           5.900     12/01/2023   06/01/2007 A          40,034
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   Horicon Elementary School District                             6.100     08/01/2021   08/01/2007 A           5,080
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Huntington Beach Community
                Facilities District                                            5.400     10/01/2020   10/01/2011 A          15,661
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Huntington Beach Public Financing
                Authority                                                      5.500     12/15/2027   06/15/2007 A          10,213
-----------------------------------------------------------------------------------------------------------------------------------


             15 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      25,000   Huntington Beach Public Financing
                Authority                                                      5.500%    12/15/2022   06/15/2007 A  $       25,536
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Huntington Park Public Financing
                Authority, Series A 3                                          6.200     10/01/2025   10/01/2007 A          10,253
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Imperial County Special Tax                                    6.500     09/01/2031   09/01/2009 A          26,224
-----------------------------------------------------------------------------------------------------------------------------------
       85,000   Indio Hsg. (Olive Court Apartments)                            6.375     12/01/2026   12/01/2009 A          86,868
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Indio Improvement Bond Act 1915
                Assessment District No. 2002-3                                 6.350     09/02/2027   09/02/2012 A          21,757
-----------------------------------------------------------------------------------------------------------------------------------
      115,000   Indio Public Financing Authority 1                             5.350     08/15/2027   08/15/2007 A         117,056
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Industry Urban Devel. Agency                                   5.000     05/01/2024   05/01/2007 A          25,550
-----------------------------------------------------------------------------------------------------------------------------------
      235,000   Intercommunity Hospital Financing
                Authority COP                                                  5.250     11/01/2019   11/01/2010 A         242,882
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   Irvine Improvement Bond Act 1915                               5.550     09/02/2026   09/02/2013 A         154,787
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Irvine Improvement Bond Act 1915                               5.600     09/02/2022   09/02/2014 A          20,642
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Irvine Improvement Bond Act 1915                               5.625     09/02/2024   09/02/2013 A          30,962
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Jefferson Union High School District                           5.000     08/01/2024   08/01/2007 A          30,676
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Jefferson Union High School District                           5.125     08/01/2029   08/01/2007 A          25,566
-----------------------------------------------------------------------------------------------------------------------------------
       80,000   Jurupa Community Facilities District
                Special Tax                                                    5.875     09/01/2033   09/01/2007 A          81,840
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Jurupa Community Services District
                Special Tax                                                    6.125     09/01/2032   09/01/2009 A          20,936
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Kern Community College District
                COP                                                            5.000     01/01/2025   01/01/2008 A          30,513
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   Kern County (Fire Dept.) COP                                   5.250     05/01/2013   05/01/2007 A          70,783
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Kern County (Fire Dept.) COP                                   5.250     05/01/2015   05/01/2007 A          50,563
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   Kingsburg Public Financing
                Authority                                                      7.800     09/15/2010   09/15/2007 A           5,014
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   La Habra Redevel. Agency
                Community Facilities District                                  5.300     09/01/2014   09/02/2007 A          30,016
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   La Habra Redevel. Agency
                Community Facilities District                                  6.000     09/01/2014   09/02/2007 A          30,033
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   La Mesa Improvement Bond
                Act 1915                                                       5.750     09/02/2023   09/02/2011 A          56,836
-----------------------------------------------------------------------------------------------------------------------------------
      315,000   La Quinta Redevel. Agency Tax
                Allocation                                                     5.200     09/01/2028   09/01/2007 A         322,440
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   La Verne COP (Bethren Hillcrest
                Homes)                                                         5.600     02/15/2033   02/15/2013 A       5,341,800
-----------------------------------------------------------------------------------------------------------------------------------
      510,000   Lake Elsinore Public Financing
                Authority, Series F                                            7.100     09/01/2020   09/01/2007 A         525,127
-----------------------------------------------------------------------------------------------------------------------------------
      300,000   Lake Elsinore Redevel. Agency                                  6.050     10/01/2024   10/01/2009 A         314,163
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   Lake Elsinore School Financing
                Authority                                                      6.000     09/01/2011   09/01/2007 A          60,993
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Lake Elsinore Special Tax                                      5.100     09/01/2022   09/01/2017 A         514,750
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Lammersville School District
                Community Facilities District
                (Mountain House)                                               6.300     09/01/2024   09/01/2012 A          54,318
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   Lancaster Community Facilities
                District Special Tax                                           6.000     10/01/2016   10/01/2008 A          36,181
-----------------------------------------------------------------------------------------------------------------------------------


             16 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      20,000   Lancaster Redevel. Agency (Desert
                Sands Mobile Home Park)                                        6.375%    11/01/2027   11/01/2009 A  $       20,313
-----------------------------------------------------------------------------------------------------------------------------------
      115,000   Lathrop Financing Authority (Water
                Supply)                                                        5.700     06/01/2019   06/01/2013 A         121,587
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Lathrop Financing Authority (Water
                Supply)                                                        5.750     06/01/2020   06/01/2013 A          15,812
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Lathrop Financing Authority (Water
                Supply)                                                        5.900     06/01/2023   06/01/2013 A          52,911
-----------------------------------------------------------------------------------------------------------------------------------
    1,440,000   Lathrop Financing Authority (Water
                Supply)                                                        5.900     06/01/2027   06/01/2013 A       1,516,075
-----------------------------------------------------------------------------------------------------------------------------------
    1,075,000   Lathrop Financing Authority (Water
                Supply)                                                        6.000     06/01/2035   06/01/2013 A       1,139,715
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Lathrop Improvement Bond Act
                1915                                                           6.000     09/02/2021   03/02/2008 A          10,329
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Lathrop Improvement Bond Act
                1915 (Louise Avenue)                                           6.875     09/02/2017   09/01/2007 A          15,555
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   Lathrop Improvement Bond Act
                1915 (Mossdale Village)                                        6.125     09/02/2028   09/02/2007 A          62,135
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   Lincoln Improvement Bond Act
                1915 Public Financing Authority
                (Twelve Bridges)                                               6.200     09/02/2025   09/02/2009 A         157,469
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Lincoln Public Financing Authority
                (Public Safety& Corp. Yard)                                    5.000     08/01/2028   08/01/2007 A          10,024
-----------------------------------------------------------------------------------------------------------------------------------
      225,000   Lincoln Special Tax                                            5.900     09/01/2024   09/01/2015 A         234,675
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Livermore Capital Projects Financing
                Authority                                                      5.650     09/02/2016   09/02/2007 A          25,564
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Livermore Community Facilities
                District Special Tax (Tri Valley Tech
                Park)                                                          5.750     09/01/2012   09/01/2010 A          15,527
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Livermore Community Facilities
                District Special Tax (Tri Valley Tech
                Park)                                                          6.400     09/01/2026   09/01/2010 A          51,969
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Livermore Community Facilities
                District Special Tax (Tri Valley Tech
                Park)                                                          6.400     09/01/2030   09/01/2008 A          15,599
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Loma Linda Collateralized Loan
                (Redlands)                                                     7.375     06/01/2009   06/01/2007 A          10,286
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Loma Linda Collateralized Loan
                (Redlands)                                                     7.375     06/01/2009   06/01/2007 A          10,129
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Long Beach Airport COP 1                                       5.000     06/01/2016   06/01/2007 A          50,055
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Long Beach Finance Authority (Civic
                Center)                                                        5.000     10/01/2027   10/01/2009 A          51,176
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Long Beach Special Tax (Pike)                                  6.250     10/01/2026   10/01/2012 A          26,717
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   Long Beach Special Tax (Pine
                Avenue)                                                        6.375     09/01/2023   09/01/2009 A          36,527
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   Long Beach Special Tax (Towne
                Center)                                                        5.900     10/01/2010   10/01/2007 A         152,327
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Long Beach Special Tax (Towne
                Center)                                                        6.800     10/01/2020   10/01/2007 A          51,044
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Long Beach Special Tax (Towne
                Center)                                                        6.875     10/01/2025   10/01/2007 A          20,386
-----------------------------------------------------------------------------------------------------------------------------------


             17 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      25,000   Long Beach Unified School District                             5.250%    08/01/2029   08/01/2007 A  $       25,575
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Long Beach Unified School District                             5.300     08/01/2018   08/01/2007 A          20,279
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Long Beach Unified School District                             5.500     08/01/2029   08/01/2007 A          50,699
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Los Angeles Community Facilities
                District Special Tax (Cascade
                Business Park)                                                 6.400     09/01/2022   09/01/2007 A         102,507
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Los Angeles Community Redevel.
                Agency (Cinerama Dome Public
                Parking)                                                       5.700     07/01/2020   07/01/2010 A          26,260
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Los Angeles Community Redevel.
                Agency (Grand Central Square)                                  5.200     12/01/2018   05/01/2007 A          50,044
-----------------------------------------------------------------------------------------------------------------------------------
      120,000   Los Angeles Community Redevel.
                Agency (Grand Central Square) 1                                5.200     12/01/2019   05/01/2007 A         120,104
-----------------------------------------------------------------------------------------------------------------------------------
      610,000   Los Angeles Community Redevel.
                Agency (Grand Central Square)                                  5.850     12/01/2026   06/01/2007 A         614,520
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Los Angeles County Community
                Facilities District No. 4 Special Tax                          7.750     09/01/2017   09/01/2007 A          10,155
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Los Angeles County COP (Antelope
                Valley Courthouse)                                             5.250     11/01/2027   11/01/2010 A          10,537
-----------------------------------------------------------------------------------------------------------------------------------
       90,000   Los Angeles County COP (Insured
                Health Clinic)                                                 5.800     12/01/2023   06/01/2007 A          90,110
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Los Angeles County Metropolitan
                Transportation Authority                                       5.000     07/01/2015   07/01/2009 A          10,384
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Los Angeles County Metropolitan
                Transportation Authority                                       5.000     07/01/2023   07/01/2009 A          25,801
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   Los Angeles County Metropolitan
                Transportation Authority                                       5.000     07/01/2023   07/01/2008 A           5,110
-----------------------------------------------------------------------------------------------------------------------------------
      140,000   Los Angeles Dept. of Airports (Los
                Angeles International Airport) 1                               5.500     05/15/2009   05/15/2007 A         140,168
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Los Angeles Dept. of Airports (Los
                Angeles International Airport)                                 5.500     05/15/2015   05/15/2007 A          10,013
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Los Angeles Dept. of Airports (Los
                Angeles International Airport)                                 5.625     05/15/2012   05/15/2007 A          20,026
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   Los Angeles Dept. of Airports (Los
                Angeles International Airport)                                 5.625     05/15/2013   05/15/2007 A          45,059
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Los Angeles Dept. of Water & Power                             4.750     08/15/2017   08/15/2007 A          15,012
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Los Angeles Dept. of Water & Power                             4.750     10/15/2020   10/15/2007 A          10,009
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Los Angeles Hsg. (Arminta North &
                South)                                                         7.700     06/20/2028   06/20/2007 A          20,625
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   Los Angeles Hsg. (Multifamily)                                 5.750     01/01/2024   07/01/2007 A           5,011
-----------------------------------------------------------------------------------------------------------------------------------
      215,000   Los Angeles Hsg. (Multifamily)                                 5.900     01/01/2030   07/01/2009 A         219,661
-----------------------------------------------------------------------------------------------------------------------------------
    1,200,000   Los Angeles Hsg. (Park Plaza)                                  5.500     01/20/2043   07/20/2013 A       1,256,712
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   Los Angeles Mtg. (Section 8)                                   5.350     07/01/2022   07/01/2007 A          35,029
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Los Angeles Mtg. (Section 8)                                   6.500     07/01/2022   09/04/2007 A          25,237
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Los Angeles Regional Airports
                Improvement Corp. (Laxfuel Corp.)                              5.250     01/01/2023   01/01/2012 A         103,717
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   Los Angeles Single Family Mtg.
                (GNMA & FNMA Mtg. Backed),
                Series A                                                       6.875     06/01/2025   06/01/2007 A          35,854
-----------------------------------------------------------------------------------------------------------------------------------


             18 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      35,000   M-S-R Public Power Agency
                (San Juan)                                                     6.000%    07/01/2022   07/01/2007 A  $       36,902
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Madera County COP (Valley
                Children's Hospital)                                           5.000     03/15/2023   03/15/2008 A          25,469
-----------------------------------------------------------------------------------------------------------------------------------
      275,000   Madera County COP (Valley
                Children's Hospital)                                           5.750     03/15/2028   09/15/2007 A         276,873
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Menifee Union School District
                Special Tax                                                    6.050     09/01/2026   09/01/2012 A          26,431
-----------------------------------------------------------------------------------------------------------------------------------
      125,000   Mill Valley COP (The Redwoods)                                 5.750     12/01/2020   06/01/2007 A         127,703
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Milpitas Improvement Bond
                Act 1915                                                       5.700     09/02/2018   09/02/2007 A          10,328
-----------------------------------------------------------------------------------------------------------------------------------
      425,000   Modesto Irrigation District COP                                5.300     07/01/2022   07/01/2007 A         425,485
-----------------------------------------------------------------------------------------------------------------------------------
      395,000   Modesto Irrigation District COP                                5.300     07/01/2022   07/01/2007 A         395,300
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Monrovia Redevel. Agency Public
                Parking Facilities                                             5.200     04/01/2013   10/01/2007 A          30,035
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Montclair Redevel. Agency Mobile
                Home Park (Augusta Homes Villa
                Del Arroyo)                                                    6.100     11/15/2037   11/15/2014 A          10,503
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Montclair Redevel. Agency Mobile
                Home Park (Hacienda Mobile Home
                Park)                                                          6.000     11/15/2029   11/15/2014 A          26,258
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Montclair Redevel. Agency Mobile
                Home Park (Villa Mobile Home
                Park)                                                          6.100     06/15/2029   06/15/2009 A          20,931
-----------------------------------------------------------------------------------------------------------------------------------
      115,000   Montclair Redevel. Agency Tax
                Allocation (Redevel. Project Area III)                         5.500     12/01/2027   06/01/2007 A         117,441
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Montebello Community Redevel.
                Agency (South Montebello)                                      5.500     09/01/2022   09/01/2011 A          10,217
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   Monterey County COP (Natividad
                Medical Center)                                                5.700     08/01/2017   08/01/2007 A          60,301
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Monterey County COP (Natividad
                Medical Center)                                                5.750     08/01/2028   08/01/2007 A          50,257
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Monterey County COP (Sheriffs
                Facility)                                                      5.000     12/01/2014   06/01/2007 A          10,012
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   Monterey County Hsg. Authority
                (Parkside Manor Apartments)                                    6.000     01/01/2029   10/01/2010 B           5,051
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Monterey Joint Powers Financing
                Authority (Materials Recovery
                Facilities)                                                    5.500     03/01/2010   03/01/2008 A          10,087
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Monterey Joint Powers Financing
                Authority (Materials Recovery
                Facilities)                                                    5.500     03/01/2011   03/01/2008 A          15,167
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   Monterey Joint Powers Financing
                Authority (Materials Recovery
                Facilities)                                                    5.600     03/01/2012   03/01/2008 A          65,890
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Monterey Joint Powers Financing
                Authority (Materials Recovery
                Facilities)                                                    5.600     03/01/2013   03/01/2008 A          50,810
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   Monterey Joint Powers Financing
                Authority (Materials Recovery
                Facilities)                                                    5.700     03/01/2015   03/01/2008 A          66,375
-----------------------------------------------------------------------------------------------------------------------------------


             19 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      20,000   Monterey Joint Powers Financing
                Authority (Materials Recovery
                Facilities)                                                    5.700%    03/01/2016   03/01/2008 A  $       20,472
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   Moorpark Mobile Home Park (Villa
                Del Arroyo)                                                    6.300     05/15/2030   05/15/2010 A          75,418
-----------------------------------------------------------------------------------------------------------------------------------
      110,000   Moorpark Mobile Home Park (Villa
                Del Arroyo)                                                    7.050     05/15/2035   06/26/2007 A         110,062
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   Moreno Valley Special Tax
                (Towngate Community Facilities)                                6.125     12/01/2021   06/01/2007 A          55,115
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Morgan Hill Improvement Bond
                Act 1915                                                       5.600     09/02/2011   09/02/2007 A          15,049
-----------------------------------------------------------------------------------------------------------------------------------
      125,000   Morgan Hill Improvement Bond
                Act 1915                                                       5.600     09/02/2018   09/02/2007 A         125,403
-----------------------------------------------------------------------------------------------------------------------------------
      140,000   Morgan Hill Improvement Bond
                Act 1915                                                       5.650     09/02/2023   09/02/2007 A         140,286
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Mountain View Shoreline Regional
                Park Community                                                 5.500     08/01/2013   08/01/2007 A         255,338
-----------------------------------------------------------------------------------------------------------------------------------
      110,000   Mountain View Shoreline Regional
                Park Community                                                 5.500     08/01/2021   08/01/2007 A         112,206
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Murrieta Community Facilities
                District Special Tax (Blackmore
                Ranch)                                                         6.100     09/01/2034   09/01/2011 A          10,656
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Murrieta Community Facilities
                District Special Tax (Bluestone)                               6.300     09/01/2031   09/01/2013 A          21,510
-----------------------------------------------------------------------------------------------------------------------------------
      700,000   Murrieta Community Facilities
                District Special Tax (Bremerton)                               5.625     09/01/2034   09/01/2009 A         731,444
-----------------------------------------------------------------------------------------------------------------------------------
      105,000   Murrieta Community Facilities
                District Special Tax (Murrieta
                Springs)                                                       5.500     09/01/2034   09/01/2011 A         107,612
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   Murrieta Improvement Bond
                Act 1915                                                       6.375     09/01/2031   09/01/2011 A          59,325
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Murrieta Water Public Financing
                Authority                                                      5.700     10/01/2021   10/01/2007 A          50,922
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Needles Public Utility Authority                               6.350     02/01/2012   02/01/2009 A          10,217
-----------------------------------------------------------------------------------------------------------------------------------
      140,000   Needles Public Utility Authority                               6.650     02/01/2032   02/01/2009 A         143,018
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Northern CA Power Agency
                (Hydroelectric)                                                5.000     07/01/2018   07/01/2008 A          15,355
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   Northern CA Power Agency
                (Hydroelectric)                                                5.125     07/01/2023   07/01/2008 A          76,727
-----------------------------------------------------------------------------------------------------------------------------------
    2,310,000   Northern CA Tobacco Securitization
                Authority (TASC)                                               0.000 5   06/01/2027   06/12/2016 B       2,276,228
-----------------------------------------------------------------------------------------------------------------------------------
    2,935,000   Northern CA Tobacco Securitization
                Authority (TASC)                                               4.750     06/01/2023   07/18/2011 B       2,940,929
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   Novato GO                                                      5.000     08/01/2012   08/01/2007 A          35,225
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Oakdale Public Financing Authority
                Tax Allocation (Central City
                Redevel.)                                                      5.900     06/01/2014   06/01/2007 A          30,632
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Oakdale Public Financing Authority
                Tax Allocation (Central City
                Redevel.)                                                      6.100     06/01/2027   06/01/2007 A          51,043
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Oakland Unified School District                                5.000     08/01/2013   08/01/2007 A         250,273
-----------------------------------------------------------------------------------------------------------------------------------


             20 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$       5,000   Oakland Unified School District                                5.000%    08/01/2018   08/01/2008 A  $        5,125
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Oakland Unified School District                                5.125     08/01/2016   08/01/2007 A          30,036
-----------------------------------------------------------------------------------------------------------------------------------
       85,000   Oakland Unified School District                                5.250     08/01/2021   08/01/2007 A          86,174
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Olivenhain Municipal Water District
                Bond Act 1915                                                  5.450     09/02/2027   09/02/2009 A          51,250
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Orange County Community
                Facilities District (Ladera Ranch)                             5.550     08/15/2033   08/15/2012 A          26,278
-----------------------------------------------------------------------------------------------------------------------------------
       95,000   Orange County Improvement Bond
                Act 1915 (Irvine Coast Assessment)                             5.500     09/02/2018   03/02/2008 A          95,677
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Orange County Improvement Bond
                Act 1915 (Irvine Coast Assessment)                             5.850     09/02/2013   09/02/2007 A          20,590
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   Oroville Hospital                                              5.400     12/01/2022   06/01/2007 A          55,371
-----------------------------------------------------------------------------------------------------------------------------------
    1,415,000   Oxnard Harbor District                                         5.550     08/01/2013   08/01/2007 A       1,448,479
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Oxnard Improvement Bond
                Act 1915                                                       5.625     09/02/2027   09/02/2007 A          25,799
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Oxnard Improvement Bond
                Act 1915 (Rice Avenue)                                         5.700     09/02/2032   09/02/2007 A          51,616
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Oxnard School District COP                                     5.550     08/01/2021   08/01/2007 A          40,108
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Oxnard School District, Series A                               5.250     08/01/2027   08/01/2007 A          20,070
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Oxnard Special Tax Community
                Facilities District No. 1                                      6.000     09/01/2027   09/01/2009 A          10,421
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Padre Dam Municipal Water District
                COP                                                            5.500     10/01/2016   10/01/2007 A          25,430
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Palm Desert Financing Authority                                5.200     10/01/2028   10/01/2007 A          25,614
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Palm Desert Financing Authority                                5.900     10/01/2015   10/01/2007 A          20,502
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Palm Desert Financing Authority                                6.000     10/01/2020   10/01/2009 A          41,009
-----------------------------------------------------------------------------------------------------------------------------------
      125,000   Palmdale Community Facilities
                District Special Tax                                           5.400     09/01/2035   09/01/2016 A         129,961
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Palmdale Community Redevel.
                Agency                                                         5.750     08/01/2009   08/01/2007 A          50,052
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Palo Alto Improvement Bond
                Act 1915 (University Ave. Area)                                5.100     09/02/2024   09/02/2007 A         102,383
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Palo Alto Improvement Bond
                Act 1915 (University Ave. Area)                                5.125     09/02/2025   09/02/2007 A         102,359
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   Palo Alto Improvement Bond
                Act 1915 (University Ave. Area)                                5.700     09/02/2018   09/02/2007 A          46,116
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Paramount Multifamily Hsg. (Prince
                Twin Towers Property)                                          5.700     02/20/2033   08/20/2009 A          25,423
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Pasadena Public Financing Authority
                (Orange Grove & Villa Parke)                                   5.250     06/01/2008   06/01/2007 A          50,034
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Pasadena Public Financing Authority
                (Orange Grove & Villa Parke)                                   5.450     06/01/2012   06/01/2007 A          25,020
-----------------------------------------------------------------------------------------------------------------------------------
      275,000   Perris Community Facilities District
                Special Tax                                                    6.375     09/01/2032   09/01/2013 A         299,764
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   Perris Public Financing Authority                              5.750     09/01/2024   09/01/2016 A          37,598
-----------------------------------------------------------------------------------------------------------------------------------
      155,000   Perris Public Financing Authority                              7.875     09/01/2025   09/01/2007 A         156,959
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Perris Public Financing Authority,
                Series A                                                       6.125     09/01/2034   09/01/2014 A          21,877
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Perris Public Financing Authority,
                Series F                                                       5.750     09/01/2016   09/01/2007 A          15,325
-----------------------------------------------------------------------------------------------------------------------------------


             21 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      10,000   Petaluma Improvement Bond
                Act 1915                                                       6.000%    09/02/2020   03/02/2008 A  $       10,197
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Pismo Beach Public Financing
                Authority                                                      5.250     12/01/2024   06/01/2007 A         100,131
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   Pittsburg Improvement Bond
                Act 1915                                                       6.300     09/02/2025   09/02/2008 A          60,274
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Pittsburg Improvement Bond
                Act 1915                                                       6.350     09/02/2031   09/02/2008 A          10,048
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Pittsburg Improvement Bond
                Act 1915 (San Marco Phase I)                                   6.350     09/02/2031   09/02/2011 A          21,308
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Pittsburg Infrastructure
                Financing Authority                                            5.850     09/02/2015   09/02/2010 A          51,373
-----------------------------------------------------------------------------------------------------------------------------------
      130,000   Pittsburg Infrastructure
                Financing Authority, Series B                                  6.000     09/02/2024   09/02/2010 A         133,099
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Placentia Public Financing Authority                           5.450     09/01/2015   09/01/2007 A          20,428
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Placer County Community Facilities District                    6.500     09/01/2026   09/01/2010 A          10,696
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   Placer County Community
                Facilities District Special Tax
                No. 2001-1 (Dry Creek)                                         6.300     09/01/2019   09/01/2010 A           5,342
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Pleasant Hill Special Tax
                Downtown Community Facilities
                District No. 1                                                 5.875     09/01/2025   09/01/2012 A          10,256
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Pomona Unified School District                                 5.100     08/01/2028   08/01/2008 A          50,633
-----------------------------------------------------------------------------------------------------------------------------------
      125,000   Port of Oakland, Series G                                      5.375     11/01/2025   11/01/2007 A         128,250
-----------------------------------------------------------------------------------------------------------------------------------
    4,375,000   Port of Oakland, Series G                                      5.500     11/01/2017   11/01/2007 A       4,547,681
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Port of Oakland, Series H                                      5.500     11/01/2015   11/01/2007 A          25,696
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   Port of Oakland, Series J                                      5.500     11/01/2026   11/01/2007 A          66,795
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Port Redwood City GO                                           5.400     06/01/2019   06/01/2011 A         103,865
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Poway Hsg. (Poinsetta Mobile
                Home Park)                                                     5.000     05/01/2023   05/01/2015 A         256,463
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Poway Unified School District
                Special Tax Community
                Facilities District No. 10                                     5.750     09/01/2032   09/01/2009 A          30,578
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Poway Unified School District
                Special Tax Community
                Facilities District No. 10                                     5.950     09/01/2018   09/01/2009 A          25,929
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   Poway Unified School District
                Special Tax Community
                Facilities District No. 10                                     6.100     09/01/2031   09/01/2008 A          36,217
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   Poway Unified School District
                Special Tax Community
                Facilities District No. 6                                      5.600     09/01/2033   09/01/2011 A         205,496
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   R.E. Badger Water Facilities
                Financing Authority                                            5.750     10/01/2024   10/01/2007 A          25,456
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Rancho Mirage Improvement Bond
                Act 1915                                                       5.750     09/02/2022   09/02/2007 A          30,964
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   Rancho Mirage Joint Powers
                Financing Authority (Eisenhower
                Medical Center)                                                5.375     07/01/2022   07/01/2007 A          66,451
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Rancho Santa Fe Community
                Services District Special Tax                                  6.600     09/01/2020   09/01/2010 A          10,593
-----------------------------------------------------------------------------------------------------------------------------------


             22 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$     440,000   Rancho Santa Fe Community
                Services District Special Tax                                  6.700%    09/01/2030   09/01/2010 A  $      465,828
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   Redding Joint Powers Financing
                Authority Electric System                                      5.250     06/01/2015   06/01/2007 A         203,542
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Redlands Community Facilities
                District                                                       5.850     09/01/2033   09/01/2012 A          10,595
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Redwood City Special Tax                                       5.750     09/01/2027   09/01/2011 A         103,336
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Reedley COP (Sierra View Homes)                                5.850     03/01/2021   03/01/2008 A          50,583
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Rialto Special Tax Community
                Facilities District No. 2006-1                                 5.000     09/01/2016   09/01/2016            51,368
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Rialto Special Tax Community
                Facilities District No. 2006-1                                 5.050     09/01/2017   09/01/2016 A          25,755
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   Rialto Special Tax Community
                Facilities District No. 2006-1                                 5.125     09/01/2018   09/01/2016 A          67,003
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Rialto Special Tax Community
                Facilities District No. 2006-1                                 5.200     09/01/2019   09/01/2016 A         103,097
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Rialto Special Tax Community
                Facilities District No. 2006-1                                 5.250     09/01/2020   09/01/2016 A         103,093
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Rialto Special Tax Community
                Facilities District No. 2006-1                                 5.250     09/01/2021   09/01/2016 A          51,541
-----------------------------------------------------------------------------------------------------------------------------------
      120,000   Richmond Joint Powers Financing
                Authority 3                                                    6.600     09/01/2016   09/01/2008 A         122,622
-----------------------------------------------------------------------------------------------------------------------------------
       85,000   River Highlands Community
                Services District                                              7.750     09/02/2020   09/02/2007 A          85,796
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   River Highlands Community
                Services District                                              8.125     09/02/2020   09/02/2007 A          20,209
-----------------------------------------------------------------------------------------------------------------------------------
       80,000   River Islands Public Financing
                Authority                                                      6.000     09/01/2027   09/01/2010 A          82,739
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   River Islands Public Financing
                Authority                                                      6.150     09/01/2035   09/01/2008 C         103,561
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Riverside County Community
                Facilities District Special Tax                                5.000     09/01/2012   09/01/2012           252,958
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Riverside County Community
                Facilities District Special Tax                                6.000     09/01/2030   09/01/2014 A          15,501
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   Riverside County Community
                Facilities District Special Tax
                No. 87-1                                                       5.100     09/01/2013   09/01/2013           152,252
-----------------------------------------------------------------------------------------------------------------------------------
      215,000   Riverside County Community
                Facilities District Special Tax
                No. 87-1                                                       5.150     09/01/2014   09/01/2014           218,808
-----------------------------------------------------------------------------------------------------------------------------------
      385,000   Riverside County Community
                Facilities District Special Tax
                No. 87-1                                                       5.200     09/01/2015   09/01/2015           393,355
-----------------------------------------------------------------------------------------------------------------------------------
      225,000   Riverside County Community
                Facilities District Special Tax
                No. 87-1                                                       5.250     09/01/2016   09/01/2016           231,253
-----------------------------------------------------------------------------------------------------------------------------------
    1,255,000   Riverside County Community
                Facilities District Special Tax
                No. 87-1                                                       5.500     09/01/2020   09/01/2016 A       1,283,865
-----------------------------------------------------------------------------------------------------------------------------------
      335,000   Riverside County Community
                Facilities District Special Tax
                No. 88-8                                                       4.950     09/01/2008   09/01/2008           335,080
-----------------------------------------------------------------------------------------------------------------------------------
      370,000   Riverside County Community
                Facilities District Special Tax
                No. 88-8                                                       5.150     09/01/2010   09/01/2010           371,288
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   Riverside County Community
                Facilities District Special Tax
                No. 88-8                                                       5.300     09/01/2011   09/01/2011           201,640
-----------------------------------------------------------------------------------------------------------------------------------
      210,000   Riverside County Community
                Facilities District Special Tax
                No. 88-8                                                       5.350     09/01/2012   09/01/2012           212,360
-----------------------------------------------------------------------------------------------------------------------------------


             23 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$     430,000   Riverside County Community
                Facilities District Special Tax
                No. 88-8                                                       5.400%    09/01/2013   09/01/2013    $      437,228
-----------------------------------------------------------------------------------------------------------------------------------
      450,000   Riverside County Community
                Facilities District Special Tax
                No. 88-8                                                       5.450     09/01/2014   09/01/2014           458,541
-----------------------------------------------------------------------------------------------------------------------------------
      475,000   Riverside County Community
                Facilities District Special Tax
                No. 88-8                                                       5.500     09/01/2015   09/01/2015           485,954
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Riverside County COP                                           5.125     11/01/2021   11/01/2007 A          50,798
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Riverside County Public
                Financing Authority (Menifee
                Village)                                                       7.150     09/01/2011   09/01/2007 A          25,218
-----------------------------------------------------------------------------------------------------------------------------------
      505,000   Riverside County Public
                Financing Authority COP                                        5.750     05/15/2019   05/15/2009 A         520,438
-----------------------------------------------------------------------------------------------------------------------------------
      635,000   Riverside County Public
                Financing Authority Improvement
                Bond Act 1915 (Rancho Village)                                 6.250     09/02/2013   06/18/2009 B         664,223
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Riverside Improvement Bond Act
                1915 (Sycamore Canyon
                Assessment District)                                           8.500     09/02/2012   09/02/2007 A          15,193
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Riverside Multifamily Hsg.
                (Olive Grove)                                                  5.750     09/01/2025   06/01/2007 A          20,021
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Riverside Unified School
                District                                                       5.000     02/01/2027   02/01/2013 A          10,436
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Riverside Unified School
                District                                                       5.350     09/01/2024   09/01/2014 A         101,966
-----------------------------------------------------------------------------------------------------------------------------------
       90,000   Riverside Unified School
                District                                                       5.450     09/01/2025   09/01/2014 A          92,858
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Riverside Unified School
                District                                                       5.500     09/01/2034   09/01/2014 A         102,167
-----------------------------------------------------------------------------------------------------------------------------------
       80,000   Riverside Unified School
                District                                                       5.700     09/01/2034   09/01/2014 A          82,578
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Rocklin Redevel. Agency, Series B                              5.500     09/01/2031   09/01/2011 A          52,109
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Rocklin Unified School District
                Community Facilities District
                Special Tax No. 1                                              5.400     09/01/2012   09/01/2007 A          10,213
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   Rocklin Unified School District
                Community Facilities District
                Special Tax No. 1                                              5.750     09/01/2018   09/01/2007 A         153,243
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Romoland School District
                Special Tax                                                    6.000     09/01/2033   09/01/2007 A          25,656
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Romoland School District
                Special Tax                                                    6.375     09/01/2033   09/01/2007 A          51,325
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Romoland School District
                Special Tax                                                    6.375     09/01/2033   09/01/2007 A          51,316
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Roseville Special Tax
                (Stoneridge)                                                   6.000     09/01/2020   09/01/2013 A          21,323
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   Roseville Special Tax
                (Stoneridge)                                                   6.000     09/01/2031   09/01/2011 A          63,749
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Sacramento City Financing
                Authority (Convention Center
                Hotel)                                                         6.250     01/01/2030   07/01/2011 A         103,984
-----------------------------------------------------------------------------------------------------------------------------------
      220,000   Sacramento Cogeneration
                Authority                                                      5.200     07/01/2021   07/01/2007 A         220,227
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Sacramento County Airport System                               5.750     07/01/2024   07/01/2007 A          40,064
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Sacramento County Airport
                System, Series B                                               5.000     07/01/2026   07/01/2008 A       5,103,450
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   Sacramento County Airport
                System, Series B                                               5.750     07/01/2024   07/01/2007 A           5,008
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Sacramento County COP                                          5.375     02/01/2019   08/01/2007 A          25,533
-----------------------------------------------------------------------------------------------------------------------------------


             24 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      20,000   Sacramento County Sanitation
                District Financing Authority                                   5.600%    12/01/2017   12/01/2007 A  $       20,031
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Sacramento Improvement Bond
                Act 1915 (Citywide Landscaping
                & Lighting)                                                    5.500     09/02/2016   09/02/2007 A          10,215
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Sacramento Municipal Utility
                District                                                       5.125     07/01/2022   07/01/2007 A          15,328
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   Sacramento Municipal Utility
                District                                                       5.750     11/15/2009   11/15/2007 A          55,096
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Sacramento Municipal Utility
                District                                                       8.000     11/15/2010   11/15/2007 A          20,528
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   Sacramento Special Tax                                         5.700     12/01/2020   12/01/2009 A          61,537
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Sacramento Special Tax (North
                Natomas Community Facilities)                                  6.300     09/01/2026   03/01/2010 A          31,529
-----------------------------------------------------------------------------------------------------------------------------------
      115,000   Saddleback Community College
                District                                                       5.500     06/01/2021   06/01/2007 A         117,056
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Saddleback Valley Unified
                School District                                                7.200     12/01/2011   06/01/2007 A          10,022
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Salinas Improvement Bond Act
                1915                                                           5.450     09/02/2013   09/02/2007 A         103,210
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Salinas Improvement Bond Act
                1915 (Bella Vista)                                             5.500     09/02/2013   09/02/2007 A          51,623
-----------------------------------------------------------------------------------------------------------------------------------
      185,000   Salinas Redevel. Agency Tax
                Allocation (Central City
                Revitalization)                                                5.500     11/01/2023   11/01/2008 A         188,926
-----------------------------------------------------------------------------------------------------------------------------------
      380,000   San Bernardino County (Single
                Family Mtg.)                                                   5.376 2   05/01/2031   05/01/2007 A         104,413
-----------------------------------------------------------------------------------------------------------------------------------
      690,000   San Bernardino County COP
                (Medical Center Financing)                                     5.000     08/01/2026   08/01/2007 A         690,366
-----------------------------------------------------------------------------------------------------------------------------------
      105,000   San Bernardino County COP
                (Medical Center Financing)                                     5.000     08/01/2028   08/01/2007 A         106,612
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   San Bernardino County COP
                (Medical Center Financing)                                     5.250     08/01/2016   08/01/2007 A         101,813
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   San Bernardino County COP
                (Medical Center Financing)                                     5.500     08/01/2019   08/01/2007 A          65,071
-----------------------------------------------------------------------------------------------------------------------------------
      285,000   San Bernardino County COP
                (Medical Center Financing)                                     5.500     08/01/2024   08/01/2007 A         285,299
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   San Bernardino Joint Powers
                Financing Authority (California
                Dept. of Transportation Lease)                                 5.500     12/01/2020   12/01/2007 A         100,499
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   San Bernardino Joint Powers
                Financing Authority (California
                Dept. of Transportation Lease)                                 5.500     12/01/2020   06/01/2007 A          25,272
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   San Bernardino Joint Powers
                Financing Authority (City Hall)                                5.600     01/01/2015   07/01/2007 A          76,613
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   San Bernardino Joint Powers
                Financing Authority (Tax
                Allocation)                                                    6.625     04/01/2026   04/01/2012 A         164,466
-----------------------------------------------------------------------------------------------------------------------------------
      685,000   San Bernardino Mountains
                Community Hospital District COP 3                              5.000     02/01/2017   03/07/2015 C         697,125
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   San Bernardino Redevel. Agency
                (Ramona Senior Complex)                                        7.875     07/01/2025   07/01/2007 A          15,023
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   San Buenaventura Public                                        5.750     06/01/2014   06/01/2007 A          40,070
                Facilities Financing Authority
-----------------------------------------------------------------------------------------------------------------------------------


             25 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      60,000   San Clemente Improvement Bond
                Act 1915                                                       6.050%    09/02/2028   09/02/2007 A  $       60,989
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   San Clemente Improvement Bond
                Act 1915                                                       6.050     09/02/2028   09/02/2007 A         101,338
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   San Diego COP (Balboa & Mission
                Bay Parks)                                                     5.500     11/01/2009   05/01/2007 A          50,396
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   San Diego COP (Balboa & Mission
                Bay Parks)                                                     5.600     11/01/2010   05/01/2007 A          25,029
-----------------------------------------------------------------------------------------------------------------------------------
      320,000   San Diego COP (Balboa & Mission
                Bay Parks)                                                     5.600     11/01/2010   05/01/2007 A         322,688
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   San Diego COP (Balboa & Mission
                Bay Parks)                                                     5.800     11/01/2016   05/01/2007 A          35,041
-----------------------------------------------------------------------------------------------------------------------------------
      105,000   San Diego COP (Balboa & Mission
                Bay Parks)                                                     6.000     11/01/2019   05/01/2007 A         105,134
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   San Diego County COP (Central
                Jail)                                                          5.000     10/01/2025   10/01/2007 A          25,607
-----------------------------------------------------------------------------------------------------------------------------------
       95,000   San Diego County COP (San Diego
                Hospital Assoc./Sharp Memorial
                Hospital Obligated Group)                                      5.000     08/15/2018   08/15/2010 A          98,356
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   San Diego County COP (San Diego
                Hospital Assoc./Sharp Memorial
                Hospital Obligated Group)                                      5.000     08/15/2028   08/15/2010 A          20,579
-----------------------------------------------------------------------------------------------------------------------------------
      120,000   San Diego Mtg. (Mariners Cove)                                 5.800     09/01/2015   09/01/2007 A         120,168
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   San Diego Public Facilities
                Financing Authority                                            5.000     05/15/2015   05/15/2007 A          65,071
-----------------------------------------------------------------------------------------------------------------------------------
      710,000   San Diego Public Facilities
                Financing Authority                                            5.000     05/15/2020   05/15/2007 A         710,746
-----------------------------------------------------------------------------------------------------------------------------------
      510,000   San Diego Public Facilities
                Financing Authority                                            5.000     05/15/2025   05/15/2007 A         510,444
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   San Diego Public Facilities
                Financing Authority                                            5.200     05/15/2013   05/15/2007 A         200,250
-----------------------------------------------------------------------------------------------------------------------------------
       90,000   San Diego Public Facilities
                Financing Authority                                            5.250     05/15/2020   05/15/2007 A          90,064
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   San Diego Public Facilities
                Financing Authority                                            5.250     05/15/2022   05/15/2007 A          25,278
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   San Diego Public Facilities
                Financing Authority                                            5.250     05/15/2027   05/15/2007 A          50,550
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   San Diego Public Facilities
                Financing Authority                                            5.250     05/15/2027   05/15/2007 A          30,330
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   San Diego Redevel. Agency
                (Central Imperial)                                             6.600     10/01/2030   10/01/2010 A          10,784
-----------------------------------------------------------------------------------------------------------------------------------
      170,000   San Diego Sewer                                                5.000     05/15/2023   05/15/2007 A         170,148
-----------------------------------------------------------------------------------------------------------------------------------
      120,000   San Diego Sewer, Series A                                      5.000     05/15/2013   05/15/2007 A         120,121
-----------------------------------------------------------------------------------------------------------------------------------
      580,000   San Diego Sewer, Series A                                      5.250     05/15/2020   05/15/2007 A         582,094
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   San Diego Sewer, Series A                                      5.250     05/15/2020   05/15/2007 A          35,044
-----------------------------------------------------------------------------------------------------------------------------------
      115,000   San Francisco Bay Area Rapid Transit District                  5.000     07/01/2028   07/01/2008 A         117,406
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   San Francisco City & County (Educational Facilities
                Community College)                                             5.500     06/15/2013   06/15/2007 A          25,552
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   San Francisco City & County Airports Commission                4.800     05/01/2014   01/01/2010 A          40,834
-----------------------------------------------------------------------------------------------------------------------------------


             26 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      30,000   San Francisco City & County
                Airports Commission                                            4.900%    05/01/2016   01/01/2010 A  $       30,622
------------------------------------------------------------------------------------------------------------------------------------
       55,000   San Francisco City & County
                Airports Commission                                            5.000     05/01/2017   05/01/2009 A          56,460
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   San Francisco City & County
                Airports Commission                                            5.000     05/01/2019   05/01/2008 A          30,545
-----------------------------------------------------------------------------------------------------------------------------------
      575,000   San Francisco City & County
                Airports Commission                                            5.000     05/01/2019   01/01/2010 A         586,759
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   San Francisco City & County
                Airports Commission                                            5.000     05/01/2021   01/01/2010 A          71,290
-----------------------------------------------------------------------------------------------------------------------------------
      120,000   San Francisco City & County
                Airports Commission                                            5.000     05/01/2022   01/01/2010 A         122,120
-----------------------------------------------------------------------------------------------------------------------------------
      115,000   San Francisco City & County
                Airports Commission                                            5.000     05/01/2022   05/01/2008 A         116,895
-----------------------------------------------------------------------------------------------------------------------------------
      130,000   San Francisco City & County
                Airports Commission                                            5.000     05/01/2023   05/01/2009 A         132,896
-----------------------------------------------------------------------------------------------------------------------------------
      245,000   San Francisco City & County
                Airports Commission                                            5.000     05/01/2025   01/01/2010 A         249,020
-----------------------------------------------------------------------------------------------------------------------------------
      175,000   San Francisco City & County
                Airports Commission                                            5.000     05/01/2028   01/01/2010 A         177,902
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   San Francisco City & County
                Airports Commission                                            5.000     05/01/2029   05/01/2008 A         152,399
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   San Francisco City & County
                Airports Commission                                            5.125     05/01/2021   05/01/2011 A          31,108
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   San Francisco City & County
                Airports Commission                                            5.250     01/01/2026   01/01/2008 A          10,160
-----------------------------------------------------------------------------------------------------------------------------------
       85,000   San Francisco City & County
                Airports Commission                                            5.500     05/01/2015   05/01/2008 A          87,172
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   San Francisco City & County
                Airports Commission                                            5.500     05/01/2016   05/01/2012 A          26,714
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   San Francisco City & County
                Airports Commission                                            5.500     05/01/2024   05/01/2010 A          36,787
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   San Francisco City & County
                Airports Commission (SFO Fuel
                Company)                                                       5.000     01/01/2014   01/01/2008 A          10,165
-----------------------------------------------------------------------------------------------------------------------------------
      220,000   San Francisco City & County
                Airports Commission (SFO Fuel
                Company)                                                       5.125     01/01/2017   01/01/2008 A         223,617
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   San Francisco City & County
                Airports Commission (SFO Fuel
                Company)                                                       5.250     01/01/2021   01/01/2008 A          40,689
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   San Francisco City & County
                Airports Commission (SFO Fuel
                Company)                                                       5.250     01/01/2027   01/01/2008 A          50,813
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   San Francisco City & County COP
                (2789 25th Street Property)                                    5.000     09/01/2013   09/01/2007 A          10,042
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   San Francisco City & County COP
                (77th Street Property)                                         5.300     09/01/2022   09/01/2007 A          20,489
-----------------------------------------------------------------------------------------------------------------------------------
       90,000   San Francisco City & County COP
                (San Bruno Jail)                                               5.250     10/01/2026   10/01/2008 A          93,299
-----------------------------------------------------------------------------------------------------------------------------------


             27 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      70,000   San Francisco City & County
                Financing Corp. (Combm Emergency
                Communications)                                                5.300%    04/01/2011   10/01/2007 A  $       70,088
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   San Francisco City & County
                Improvement Bond Act 1915                                      6.850     09/02/2026   09/02/2007 A          46,698
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   San Francisco City & County
                Parking Authority (Parking Meter)                              5.000     06/01/2018   06/01/2007 A          25,526
-----------------------------------------------------------------------------------------------------------------------------------
      115,000   San Francisco City & County Redevel.
                Agency                                                         6.750     07/01/2025   07/01/2007 A         116,666
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   San Francisco City & County Redevel.
                Agency (FHA Insured-Section 8)                                 6.850     07/01/2024   07/01/2007 A          10,343
-----------------------------------------------------------------------------------------------------------------------------------
       90,000   San Francisco City & County Redevel.
                Agency (South Beach)                                           5.700     03/01/2029   09/01/2007 A          90,080
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   San Francisco City & County Redevel.
                Financing Authority                                            4.800     08/01/2016   08/01/2016            20,017
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   San Francisco City & County Redevel.
                Financing Authority                                            5.000     08/01/2018   08/01/2007 A         100,103
-----------------------------------------------------------------------------------------------------------------------------------
      125,000   San Francisco City & County Redevel.
                Financing Authority                                            5.000     08/01/2022   08/01/2016 A         125,100
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   San Francisco City & County, CA
                COP (San Bruno Jail)                                           5.250     10/01/2033   10/01/2008 A       2,074,160
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   San Joaquin County Community
                Facilities District Special Tax (Delta
                Farms)                                                         6.125     09/01/2024   09/01/2007 A          25,827
-----------------------------------------------------------------------------------------------------------------------------------
      140,000   San Joaquin Hills Transportation
                Corridor Agency                                                5.375     01/15/2029   07/15/2007 A         142,951
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   San Jose Financing Authority (Golf
                Course)                                                        5.400     08/15/2017   08/15/2007 A          30,641
-----------------------------------------------------------------------------------------------------------------------------------
      275,000   San Jose Financing Authority, Series B                         5.625     11/15/2018   05/15/2007 A         275,426
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   San Jose Improvement Bond
                Act 1915                                                       5.700     09/02/2018   09/02/2007 A          25,820
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   San Jose Improvement Bond
                Act 1915                                                       5.750     09/02/2019   09/02/2007 A          77,478
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   San Jose Improvement Bond
                Act 1915                                                       5.750     09/02/2020   09/02/2007 A          61,939
-----------------------------------------------------------------------------------------------------------------------------------
      285,000   San Jose Multifamily Hsg. (Almaden
                Senior Hsg. Partners)                                          5.350     07/15/2034   09/14/2015 B         298,566
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   San Jose Multifamily Hsg. (El Parador
                Apartments)                                                    6.100     01/01/2031   01/01/2013 A          31,880
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   San Jose Redevel. Agency                                       5.250     08/01/2029   08/01/2008 A           5,205
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   San Jose Redevel. Agency                                       5.500     08/01/2016   08/01/2007 A          10,245
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   San Jose Redevel. Agency                                       5.750     08/01/2017   08/01/2007 A          20,485
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   San Jose Unified School District COP                           5.125     06/01/2022   06/01/2007 A          10,010
-----------------------------------------------------------------------------------------------------------------------------------
      190,000   San Leandro Community Facilities
                District No. 1 Special Tax                                     6.400     09/01/2019   09/01/2008 A         197,127
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   San Marcos Public Facilities
                Authority, Series A                                            6.250     09/01/2024   09/01/2008 A          25,939
-----------------------------------------------------------------------------------------------------------------------------------
    1,045,000   San Marcos Special Tax                                         5.900     09/01/2028   03/01/2012 A       1,096,215
-----------------------------------------------------------------------------------------------------------------------------------
    1,665,000   San Marcos Special Tax                                         5.950     09/01/2035   03/01/2012 A       1,749,299
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   San Mateo Sewer                                                5.000     08/01/2028   08/01/2007 A          20,243
-----------------------------------------------------------------------------------------------------------------------------------


             28 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      35,000   Santa Barbara COP (Fact Retirement
                Services)                                                      5.750%    08/01/2020   08/01/2007 A  $       35,760
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Santa Barbara Redevel. Agency
                (Central City)                                                 6.000     03/01/2008   05/07/2007 C          30,587
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   Santa Clara County Financing
                Authority                                                      5.000     11/15/2022   11/15/2007 A          71,790
-----------------------------------------------------------------------------------------------------------------------------------
       80,000   Santa Clara County Hsg. Authority
                (Rivertown Apartments)                                         5.700     08/01/2021   02/01/2013 A          84,283
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Santa Clara Unified School District                            5.000     08/01/2022   08/01/2007 A          25,315
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Santa Cruz County, CA Redevel.
                Agency (Live Oak/Soquel
                Community)                                                     5.500     09/01/2014   09/01/2007 A          40,965
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Santa Margarita Water District
                Special Tax Community Facilities
                District No. 99-1                                              6.200     09/01/2020   09/01/2009 A          26,559
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Santa Maria COP                                                5.500     08/01/2021   08/01/2007 A          25,034
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Santa Nella County Water District                              6.250     09/02/2028   09/02/2010 A          10,358
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Santa Rosa High School District                                5.250     05/01/2022   05/01/2007 A         101,110
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Santa Rosa High School District                                5.400     05/01/2016   05/01/2007 A          15,021
-----------------------------------------------------------------------------------------------------------------------------------
      175,000   Santa Rosa Improvement Bond Act
                1915 (Fountaingrove Parkway)                                   5.700     09/02/2019   09/02/2007 A         180,691
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Santa Rosa Improvement Bond Act
                1915 (Nielson Ranch)                                           6.700     09/02/2022   09/02/2007 A          20,496
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Santa Rosa Improvement Bond Act
                1915 (Skyhawk)                                                 5.750     09/02/2020   09/02/2007 A          40,906
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Santa Rosa Wastewater                                          5.000     09/01/2022   09/01/2007 A          15,218
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Santaluz Special Tax Community
                Facilities District No. 2                                      5.500     09/01/2030   09/01/2007 A          51,576
-----------------------------------------------------------------------------------------------------------------------------------
      965,000   Santaluz Special Tax Community
                Facilities District No. 2                                      6.375     09/01/2030   09/01/2007 A         969,719
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Scotts Valley Special Tax                                      5.200     09/01/2028   09/01/2007 A          15,062
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Sequoia Hospital District                                      5.375     08/15/2023   08/15/2007 A          15,682
-----------------------------------------------------------------------------------------------------------------------------------
      110,000   Shafter Community Devel. Agency
                Tax Allocation                                                 5.000     11/01/2013   11/01/2013           112,170
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Shafter Community Devel. Agency
                Tax Allocation                                                 5.250     11/01/2017   11/01/2016 A         103,672
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Shafter Community Devel. Agency
                Tax Allocation                                                 5.300     11/01/2018   11/01/2016 A         103,664
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Shafter Community Devel. Agency
                Tax Allocation                                                 5.350     11/01/2019   11/01/2016 A         103,964
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Shafter Community Devel. Agency
                Tax Allocation                                                 5.375     11/01/2020   11/01/2016 A         103,690
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   Signal Hill Redevel. Agency                                    5.250     10/01/2023   10/01/2007 A          75,444
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   Solana Beach Community Facilities
                District                                                       5.200     09/01/2009   09/01/2009            76,016
-----------------------------------------------------------------------------------------------------------------------------------
       80,000   Solana Beach Community Facilities
                District                                                       5.300     09/01/2010   09/01/2010            81,153
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   South Tahoe Redevel. Agency                                    6.700     10/01/2031   10/01/2011 A          22,533
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Southern CA Public Power Authority                             5.000     07/01/2015   07/01/2007 A       1,001,110
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Southern CA Public Power Authority                             5.500     07/01/2020   07/01/2007 A          15,018
-----------------------------------------------------------------------------------------------------------------------------------


             29 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$     100,000   Southern CA Public Power Authority
                Linked SAVRS & RIBS                                            6.000%    07/01/2012   07/01/2007 A  $      100,185
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Stockton Community Facilities
                District                                                       5.550     08/01/2014   08/01/2008 A          25,317
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Stockton Community Facilities
                District                                                       6.750     08/01/2010   08/01/2007 A          25,149
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Stockton COP                                                   5.200     09/01/2029   09/01/2008 A          20,694
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Stockton Health Facilities (Dameron
                Hospital Assoc.)                                               5.700     12/01/2014   12/01/2007 A          25,711
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   Stockton Public Financing Authority,
                Series B                                                       6.350     09/02/2010   09/02/2007 A          57,692
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Stockton Public Financing Authority,
                Series B                                                       6.700     09/02/2016   09/02/2007 A          10,533
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Susanville COP 3                                               5.750     05/01/2011   05/01/2007 A          50,797
-----------------------------------------------------------------------------------------------------------------------------------
       85,000   Susanville COP 3                                               6.000     05/01/2011   05/01/2007 A          86,371
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   Susanville Public Financing Authority                          5.500     09/01/2027   09/01/2014 A          63,821
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   Sweetwater Authority                                           5.250     04/01/2010   10/23/2008 C          66,777
-----------------------------------------------------------------------------------------------------------------------------------
      745,000   Tejon Ranch Public Facilities Finance
                Authority Special Tax (Community
                Facilities District No. 1)                                     7.200     09/01/2030   09/01/2007 A         773,936
-----------------------------------------------------------------------------------------------------------------------------------
      830,000   Temecula Public Financing Authority
                Community Facilities District
                (Roripaugh)                                                    4.350     09/01/2009   09/01/2009           812,213
-----------------------------------------------------------------------------------------------------------------------------------
      865,000   Temecula Public Financing Authority
                Community Facilities District
                (Roripaugh)                                                    4.500     09/01/2010   09/01/2010           842,882
-----------------------------------------------------------------------------------------------------------------------------------
      905,000   Temecula Public Financing Authority
                Community Facilities District
                (Roripaugh)                                                    4.650     09/01/2011   09/01/2011           880,538
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Temecula Valley Unified School
                District Community Facilities District
                No. 02-1                                                       6.125     09/01/2033   09/01/2007 A          30,706
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Torrance Redevel. Agency
                (Downtown Redevel.)                                            5.550     09/01/2018   09/01/2008 A          20,694
-----------------------------------------------------------------------------------------------------------------------------------
      790,000   Tracy Area Public Facilities Financing
                Agency                                                         5.875     10/01/2013   10/01/2007 A         842,282
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Tracy Community Facilities District                            5.400     09/01/2015   09/01/2012 A          51,331
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Tracy Community Facilities District                            6.100     09/01/2015   09/02/2011 A          51,554
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Tracy Community Facilities District                            6.500     09/01/2020   09/02/2011 A          10,312
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Tracy Community Facilities District
                (205 Parcel Glen)                                              6.250     09/01/2032   09/02/2014 A          25,775
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Tracy Community Facilities District
                (South MacArthur Area)                                         6.000     09/01/2027   09/01/2012 A         103,070
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Tracy Community Facilities District
                (South MacArthur Area)                                         6.300     09/01/2017   09/02/2011 A          30,935
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   Tracy COP (Community Park & Civic
                Center)                                                        6.625     03/01/2018   09/01/2007 A          55,104
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   Tracy Improvement Bond Act 1915                                5.700     09/02/2023   09/02/2007 A          35,089
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   Tracy Operating Partnership Joint
                Powers Authority                                               6.100     09/02/2021   09/02/2007 A          60,814
-----------------------------------------------------------------------------------------------------------------------------------


             30 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      50,000   Tri-City Hospital District                                     5.750%    02/01/2015   08/01/2007 A  $       51,447
-----------------------------------------------------------------------------------------------------------------------------------
    1,035,000   Tri-City Hospital District                                     6.000     02/01/2022   08/01/2007 A       1,051,684
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Truckee-Donner Public Utility
                District Special Tax                                           5.800     09/01/2035   09/01/2007 A          30,976
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Truckee-Donner Public Utility
                District Special Tax                                           6.000     09/01/2028   09/01/2007 A          51,642
-----------------------------------------------------------------------------------------------------------------------------------
      230,000   Turlock Auxiliary Organization COP
                (California Universities-Stanlius
                Foundation)                                                    5.875     06/01/2022   06/01/2007 A         232,696
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Turlock Irrigation District, Series A                          5.000     01/01/2026   01/01/2008 A          15,379
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   University of California, Series E                             5.375     09/01/2024   09/01/2007 A          20,299
-----------------------------------------------------------------------------------------------------------------------------------
      210,000   Upland Community Facilities
                District Special Tax                                           5.900     09/01/2024   09/01/2013 A         222,308
-----------------------------------------------------------------------------------------------------------------------------------
      185,000   Upland COP (San Antonio
                Community Hospital)                                            5.000     01/01/2018   07/01/2007 A         185,080
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   Vacaville COP                                                  5.500     08/15/2027   08/15/2007 A          35,705
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Vacaville Improvement Bond Act
                1915 (East Monte Vista Avenue)                                 5.850     09/02/2016   09/02/2007 A          20,690
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Vacaville Improvement Bond Act
                1915 (Green Tree Reassessment
                District)                                                      6.300     09/02/2013   09/02/2007 A          10,261
-----------------------------------------------------------------------------------------------------------------------------------
      195,000   Vacaville Public Financing Authority                           5.400     09/01/2022   09/01/2007 A         195,585
-----------------------------------------------------------------------------------------------------------------------------------
      110,000   Vacaville Redevel. Agency (Vacaville
                Community Hsg.)                                                6.000     11/01/2024   11/01/2010 A         115,015
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Val Verde Unified School District                              6.125     09/01/2034   09/01/2007 A         102,469
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   Vallejo COP (Marine World
                Foundation) 3                                                  7.000     02/01/2017   08/01/2007 A         155,115
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Vallejo Public Financing Authority,
                Series A                                                       7.500     09/01/2020   09/01/2007 A          10,088
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Vallejo Quadrant Improvement
                District No. 001                                               6.000     09/01/2017   09/01/2015 A          43,494
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Vallejo Quadrant Improvement
                District No. 001                                               6.000     09/01/2026   09/01/2013 A          32,346
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Vallejo Quadrant Improvement
                District No. 001                                               6.125     09/01/2034   09/01/2015 A          43,295
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Valley Center-Pauma Unified School
                District Community Facilities District
                No. 1 (Woods Valley Ranch)                                     5.500     09/01/2019   09/01/2007 A          25,540
-----------------------------------------------------------------------------------------------------------------------------------
    1,825,000   Ventura County Area Hsg. Authority
                (Mira Vista Senior Apartments)                                 5.000     12/01/2022   10/04/2016 B       1,868,910
-----------------------------------------------------------------------------------------------------------------------------------
      260,000   Ventura Port District COP                                      6.375     08/01/2028   08/01/2010 A         269,620
-----------------------------------------------------------------------------------------------------------------------------------
      145,000   Victor Elementary School District                              5.600     09/01/2034   09/01/2014 A         149,620
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Vista Joint Powers Financing
                Authority                                                      6.100     10/01/2021   10/01/2007 A          50,326
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   Vista Joint Powers Financing
                Authority                                                      6.250     12/01/2019   06/01/2007 A           5,008
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Wasco Improvement Bond Act 1915                                8.750     09/02/2010   09/02/2007 A          20,903
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Wasco Improvement Bond Act 1915                                8.750     09/02/2013   09/02/2007 A          26,130
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Washington Township Hospital
                District                                                       5.500     07/01/2009   07/01/2007 A          20,027
-----------------------------------------------------------------------------------------------------------------------------------


             31 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$     185,000   Washington Township Hospital
                District                                                       5.500%    07/01/2018   07/01/2007 A  $      185,168
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Washington Township Hospital
                District                                                       5.500     07/01/2018   07/01/2007 A          50,070
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   West & Central Basin Financing
                Authority                                                      5.375     08/01/2017   08/01/2007 A          50,709
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   West Contra Costa Unified School
                District                                                       5.000     08/01/2023   08/01/2009 A          25,832
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   West Covina Redevel. Agency Tax
                Allocation (Executive Lodge
                Apartments)                                                    5.100     09/01/2014   09/01/2007 A         101,473
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   West Patterson Financing Authority
                Special Tax                                                    5.850     09/01/2028   09/01/2015 A          10,647
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   West Patterson Financing Authority
                Special Tax                                                    6.000     09/01/2019   09/01/2015 A          10,777
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   West Patterson Financing Authority
                Special Tax                                                    6.000     09/01/2039   09/01/2015 A          16,147
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   West Patterson Financing Authority
                Special Tax                                                    6.600     09/01/2033   03/01/2008 A          76,461
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   West Patterson Financing Authority
                Special Tax                                                    6.700     09/01/2032   09/01/2007 A          10,084
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   West Patterson Financing Authority
                Special Tax                                                    6.750     09/01/2036   03/01/2008 A          61,051
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   West Patterson Financing Authority
                Special Tax Community Facilities
                District                                                       5.600     09/01/2019   09/01/2015 A          10,468
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   West Sacramento Financing
                Authority Special Tax                                          6.100     09/01/2029   03/01/2008 A          51,184
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   West Sacramento Improvement
                Bond Act 1915                                                  8.500     09/02/2017   11/01/2015 C          10,303
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   West Sacramento Special Tax
                Community Facilities District No. 14                           6.125     09/01/2021   03/01/2011 A          52,532
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   West Sacramento Special Tax
                Community Facilities District No. 17                           5.875     09/01/2033   09/01/2010 A          10,288
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   West Sacramento Special Tax
                Community Facilities District No. 8
                (Southport)                                                    6.500     09/01/2031   09/01/2009 A          52,686
-----------------------------------------------------------------------------------------------------------------------------------
      120,000   Western Hills Water District Special
                Tax (Diablo Grande Community
                Facilities)                                                    6.000     09/01/2024   09/01/2014 A         125,746
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   Western Hills Water District Special
                Tax (Diablo Grande Community
                Facilities)                                                    6.875     09/01/2031   09/01/2009 A          47,964
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Western Municipal Water Districts                              7.125     09/02/2014   09/02/2007 A          25,948
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   William S. Hart Union School District                          6.000     09/01/2027   09/01/2013 A          10,619
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Woodlake Schools Finance
                Authority COP                                                  5.900     02/01/2023   08/01/2007 A          10,096
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Woodland Redevel. Agency                                       6.375     12/01/2026   06/01/2007 A          25,528
-----------------------------------------------------------------------------------------------------------------------------------
      140,000   Y/S School Facilities Financing
                Authority (Chula Vista Elementary
                School)                                                        5.000     09/01/2015   09/01/2007 A         143,399
-----------------------------------------------------------------------------------------------------------------------------------


             32 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      50,000   Yorba Linda Redevel. Agency Tax
                Allocation                                                     5.250%    09/01/2023   09/01/2007 A  $       50,222
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Yuba City Unified School District
                COP                                                            4.900     02/01/2011   02/01/2008 A          50,044
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Yuba City Unified School District
                COP                                                            5.250     02/01/2022   08/01/2007 A          15,017
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Yucaipa Redevel. Agency (Eldorado
                Palms Mobile Home)                                             6.000     05/01/2030   05/01/2010 A          25,818
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Yucaipa Special Tax Community
                Facilities District No. 98-1                                   6.000     09/01/2028   09/01/2009 A          31,291
                                                                                                                    ---------------
                                                                                                                       232,946,513
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--14.0%
    1,000,000   Guam Education Financing
                Foundation COP                                                 5.000     10/01/2023   10/01/2016 A       1,057,680
-----------------------------------------------------------------------------------------------------------------------------------
      600,000   Guam Government Waterworks
                Authority & Wastewater System                                  6.000     07/01/2025   07/01/2015 A         658,548
-----------------------------------------------------------------------------------------------------------------------------------
      260,000   Guam Power Authority, Series A 1                               5.250     10/01/2023   10/01/2007 A         261,004
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   Puerto Rico Children's Trust Fund
                (TASC)                                                         5.375     05/15/2033   05/15/2012 A          68,070
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Puerto Rico Commonwealth GO                                    5.000     07/01/2029   07/01/2014 A         519,960
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2030   07/01/2016 A       2,151,240
-----------------------------------------------------------------------------------------------------------------------------------
      950,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2032   07/01/2016 A       1,020,348
-----------------------------------------------------------------------------------------------------------------------------------
      385,000   Puerto Rico Electric Power
                Authority, Series AA                                           5.375     07/01/2027   07/01/2007 A         391,818
-----------------------------------------------------------------------------------------------------------------------------------
      395,000   Puerto Rico HFC (Homeowner Mtg.)                               5.200     12/01/2032   12/01/2008 A         400,289
-----------------------------------------------------------------------------------------------------------------------------------
      600,000   Puerto Rico HFC, Series B                                      5.300     12/01/2028   06/01/2011 A         618,456
-----------------------------------------------------------------------------------------------------------------------------------
    6,000,000   Puerto Rico Highway &
                Transportation Authority, Series K                             5.000     07/01/2021   07/01/2015 A       6,313,860
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Puerto Rico Highway &
                Transportation Authority, Series K                             5.000     07/01/2027   07/01/2015 A         523,340
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000   Puerto Rico Highway &
                Transportation Authority, Series N 6                           4.107     07/01/2045   07/01/2017 C       4,004,000
-----------------------------------------------------------------------------------------------------------------------------------
      110,000   Puerto Rico IMEPCF (American
                Home Products)                                                 5.100     12/01/2018   06/01/2007 A         116,368
-----------------------------------------------------------------------------------------------------------------------------------
    2,535,000   Puerto Rico ITEMECF (Cogeneration
                Facilities)                                                    6.625     06/01/2026   06/01/2010 A       2,738,966
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Puerto Rico Municipal Finance
                Agency, Series A                                               5.250     08/01/2023   08/01/2015 A       1,607,175
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   Puerto Rico Port Authority, Series D                           6.000     07/01/2021   07/01/2007 A          75,105
-----------------------------------------------------------------------------------------------------------------------------------
    1,445,000   Puerto Rico Port Authority, Series D                           7.000     07/01/2014   07/01/2007 A       1,448,193
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   Puerto Rico Public Finance Corp. 3                             7.250     08/01/2009   08/01/2008 A          60,394
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   University of Puerto Rico                                      5.000     06/01/2025   06/01/2016 A       1,051,000
-----------------------------------------------------------------------------------------------------------------------------------
    7,125,000   University of Puerto Rico, Series P                            5.000     06/01/2021   06/01/2016 A       7,532,336
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   V.I.  Public Finance Authority,
                Series A                                                       5.250     10/01/2024   10/01/2014 A         266,578
-----------------------------------------------------------------------------------------------------------------------------------
      160,000   V.I.  Public Finance Authority,
                Series A                                                       5.500     10/01/2022   10/01/2010 A         164,574
-----------------------------------------------------------------------------------------------------------------------------------


             33 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
$   2,500,000   V.I.  Public Finance Authority,
                Series A                                                       6.375%    10/01/2019   10/01/2010 A  $    2,716,790
                                                                                                                    ---------------
                                                                                                                        35,766,092
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $263,692,634)-105.0%                                                                 268,712,605
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(5.0)                                                                            (12,710,706)
                                                                                                                    ---------------
NET ASSETS-100.0%                                                                                                   $  256,001,899
                                                                                                                    ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

      A. Optional call date; corresponds to the most conservative yield calculation.

      B. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

      C. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Illiquid security. The aggregate value of illiquid securities as of April 30, 2007 was $6,581,962, which represents 2.57% of the Fund's net assets. See accompanying Notes.

4. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Security represents the underlying municipal bond on an inverse floating rate security.The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

7. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG       Association of Bay Area Governments
CALC       Community Alzheimer's Living Center
CCH        Clovis Community Hospital
CDA        Communities Devel. Authority
CHCC       Community Hospitals of Central California
COP        Certificates of Participation
CSU        California State University
CVHP       Citrus Valley Health Partners
CVMC       Citrus Valley Medical Center
FCH        Fresno Community Hospital
FCHMC      Fresno Community Hospital & Medical Center
FH         Foothill Hospital
FHA        Federal Housing Agency/Authority
FNMA       Federal National Mortgage Assoc.
GNMA       Government National Mortgage Assoc.
GO         General Obligation
HFA        Housing Finance Agency
HFC        Housing Finance Corp.
IMEPCF     Industrial, Medical and Environmental Pollution Control Facilities
INFLOS     Inverse Floating Rate Securities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
PARS       Periodic Auction Reset Securities
RIBS       Residual Interest Bonds
RITES      Residual Interest Tax Exempt Security
ROLs       Residual Option Longs
SAVRS      Select Auction Variable Rate Securities
SCH        Sierra Community Hospital
SMCH       Sierra Meadows Convalescent Hospital
TASC       Tobacco Settlement Asset-Backed Bonds
V.I.       United States Virgin Islands


             34 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                          MARKET VALUE         PERCENT
-------------------------------------------------------------------------------
Tobacco-Master Settlement Agreements              $ 56,547,042            21.0%
Special Tax                                         32,374,623            12.1
Gas Utilities                                       25,977,913             9.7
General Obligation                                  23,548,790             8.8
Marine/Aviation Facilities                          15,995,071             6.0
Municipal Leases                                    11,932,146             4.4
Tax Increment Financing (TIF)                       11,314,016             4.2
Highways/Commuter Facilities                        11,009,952             4.1
Multifamily Housing                                  9,787,501             3.6
Higher Education                                     9,440,629             3.5
Hospital/Health Care                                 8,126,455             3.0
Single Family Housing                                7,631,814             2.8
Water Utilities                                      6,414,493             2.4
Government Appropriation                             6,047,973             2.3
Electric Utilities                                   6,016,116             2.2
Adult Living Facilities                              5,912,896             2.2
Special Assessment                                   5,617,109             2.1
Sewer Utilities                                      2,998,294             1.1
Not-for-Profit Organization                          2,643,526             1.0
Multiline Retail                                     2,592,406             1.0
Correctional Facilities                              2,074,160             0.8
Manufacturing, Durable Goods                         1,489,866             0.6
Casino                                               1,100,580             0.4
Resource Recovery                                      996,365             0.4
Sales Tax Revenue                                      419,714             0.2
Education                                              360,907             0.1
Pharmaceuticals                                        116,368             0.0
Hotels, Restaurants & Leisure                          103,984             0.0
Student Loans                                           70,110             0.0
Parking Fee Revenue                                     51,786             0.0
                                                  -----------------------------
Total                                             $268,712,605           100.0%
                                                  =============================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-


             35 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $16,547,699 as of April 30, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At April 30, 2007 municipal bond holdings with a value of $29,380,099 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $18,195,000 in short-term floating rate notes issued and outstanding at that date.

At April 30, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

    PRINCIPAL                                                                                                          VALUE AS OF
       AMOUNT   INVERSE FLOATERS 1                                            COUPON 2     MATURITY                 APRIL 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
$   2,815,000   CA Pollution Control Financing Authority ROLs                 10.170%       12/1/16                 $    3,572,911
    6,250,000   Chula Vista Industrial Devel. RITES                            5.940        12/1/27                      7,108,188
      500,000   Puerto Rico Highway & Transportation Authority ROLs            4.288         7/1/45                        504,000
                                                                                                                    ---------------
                                                                                                                    $   11,185,099
                                                                                                                    ===============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 34 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of April 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


             36 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2800% as of April 30, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $    245,505,134
                                                      =================

Gross unrealized appreciation                         $      5,171,897
Gross unrealized depreciation                                 (159,426)
                                                      -----------------
Net unrealized appreciation                           $      5,012,471
                                                      =================


             37 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term California Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: June 12, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: June 12, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: June 12, 2007